UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2015

Item 1.	Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

June 30, 2015

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended June 30, 2015 (“the review period”).

Economic Overview

For the second year in a row, first half U.S. economic growth was disappointing, although there were some bright spots. First quarter gross domestic product (“GDP”) in particular was weak at 0.6% due to several unexpected factors: the harsh winter, labor disputes at west coast ports, a decline in capital investments in the energy sector as a result of the fall in oil prices, and weaker exports because of the strong U.S. dollar.

GDP growth in the second quarter rebounded to 2.3% and the economy showed improvement in key areas. The unemployment rate declined to a post-recession low of 5.3% and housing starts rose to a post-recession high. Despite the decline in the unemployment rate, wage gains remained weak, a headwind to a more robust recovery. Inflation also remained subdued, in large part because of the decline in oil prices in the fourth quarter of last year, with consumer prices up only 0.1% year-over-year.

At the beginning of the year, the market expected the Federal Reserve (“the Fed”) to finally end its zero interest rate policy, which dates back to 2008, and raise interest rates in June. But the Fed took no action during the review period due to the unexpectedly weak economy in the first quarter. At this point, the Fed appears to want to raise rates later this year, with September the earliest likely date.

The Bond Market

Interest rates rose slightly during the review period, but it was really a tale of two quarters. The broad U.S. high grade bond market, as measured by the Bank of America Merrill Lynch U.S. Broad Market Index, returned 1.7% in the first quarter as the European Central Bank initiated quantitative easing — a program of buying bonds to stimulate the economy. This drove European bond yields to all-time historical lows, pulling down U.S. interest rates, as well. Conversely, in the second quarter, European bond yields spiked higher, followed by U.S. yields, and the broad U.S. bond market fell 1.7%, the fourth worst quarter in 20 years.

Consequently, for the review period, the broad U.S. bond market returned –0.06%. The benchmark 10-year U.S. Treasury note yield rose from 2.17% to 2.35%. The 2-year Treasury note yield, which is very sensitive to changes in the Fed’s policy, was almost unchanged, moving from 0.67% to 0.65%.

The municipal bond market returned 0.1%, according to Bank of America Merrill Lynch. Municipal bonds were hurt by the general rise in interest rates, as well as a

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

substantial increase in new issue supply. In particular, new issue supply increased 40% versus the same period last year, with refunding deals up 86% as issuers took advantage of low interest rates to refinance outstanding debt.

Several high profile credit problems in the municipal bond market made headlines during the review period, particularly Chicago and Puerto Rico. Of note, the high yield sector of the municipal bond market fell over 4% as a result of Puerto Rico’s ongoing credit problems. But these credit concerns did not impact the broad municipal bond market as investors viewed them as “one-off” events. In fact, the BBB sector — the lowest credit tier of the investment grade municipal bond market — led all ratings categories with a 0.5% return.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

This Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Overview reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2015, and held for the entire six-month period ended June 30, 2015. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.96%
Actual		$1,000.00	$1,003.34	$4.77
Hypothetical**		$1,000.00	$1,020.03	$4.81
Class B Shares	1.73%
Actual		$1,000.00	$ 998.85	$8.57
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares	0.65%
Actual		$1,000.00	$1,004.61	$3.23
Hypothetical**		$1,000.00	$1,021.57	$3.26
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,003.59	$3.13
Hypothetical**		$1,000.00	$1,021.67	$3.16

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

4

Portfolio of Investments
TAX EXEMPT INCOME FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.6%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,390,450
	Alaska—.6%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,638,496
	Arizona—2.8%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,545,450
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,824,250
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,406,450
		18,776,150
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,596,950
	California—4.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,531,800
	California State General Obligation:
5,000M	5.25% 9/1/2030	5,856,950
5,000M	5% 11/1/2030	5,744,450
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,559,250
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,615,150
		28,307,600
	Colorado—.9%
5,000M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,658,700
	District of Columbia—1.8%
5,000M	District of Columbia GO 6% 6/1/2021	6,163,100
5,000M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,487,500
		11,650,600
	Florida—11.2%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,709,800
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,439,650
2,010M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	2,114,460
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,176,335
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,677,500
4,305M	Lee County Airport Rev. 5% 10/1/2033 (b)	4,817,682
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,661,800

5

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2015

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax Rev.
	5.375% 10/1/2028	$ 5,587,450
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,622,300
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,464,300
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,407,250
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,645,450
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,572,750
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,495,500
		74,392,227
	Georgia—6.0%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,723,800
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,607,536
5,000M	5.25% 11/1/2034	5,618,800
5,000M	5%11/1/2035	5,659,400
5,945M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	6,311,153
5,000M	JPMorgan Chase Putters 9.449% 1/1/2016 (c)	5,703,500
		39,624,189
	Illinois—10.0%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,090,200
25,000M	6% 1/1/2020	27,152,000
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	6,005,150
	Illinois Finance Auth. Revenue:
5,000M	Alexian Brothers Health 5.25% 1/1/2022	5,468,450
5,000M	Children’s Memorial Hospital 5.25% 8/15/2033	5,362,400
7,000M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,974,610
3,320M	Regional Transportation Auth. 7.75% 6/1/2019	3,779,089
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,122,200
		65,954,099

6

Principal
Amount	Security	Value
	Indiana—2.9%
$ 7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev.
	5.25% 1/15/2018 (a)	$ 8,360,050
1,870M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	1,956,057
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,121,517
		19,437,624
	Kentucky—1.3%
5,000M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,301,750
3,000M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029	3,463,290
		8,765,040
	Louisiana—1.1%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,462,410
	Maine—.4%
2,260M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,465,299
	Massachusetts—3.1%
2,915M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	3,122,052
5,000M	Massachusetts St. 5% 7/1/2037 (b)	5,705,450
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,606,050
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.559% 2/1/2016 (c)	5,960,365
		20,393,917
	Michigan—5.1%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,976,150
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,427,700
10,000M	Michigan State Grant Antic. Bonds 5.25% 9/15/2025	10,920,000
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,857,100
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,805,540
		33,986,490
	Missouri—.9%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,631,050
	Montana—.3%
1,805M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,882,958

7

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2015

Principal
Amount	Security	Value
	Nevada—.8%
$ 5,000M	Clark Cnty. Passenger Facs. Charge McCarran Arpt. Rev.
	5% 7/1/2030	$ 5,522,700
	New Jersey—2.5%
5,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	5,500,250
	New Jersey State Turnpike Auth. Revenue:
5,000M	5% 1/1/2030	5,593,900
5,000M	5% 1/1/2043	5,426,650
		16,520,800
	New Mexico—.8%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,470,600
	New York—13.3%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,342,260
	New York City Trans. Fin. Auth. Rev. Future Tax:
7,500M	5% 11/1/2038	8,325,150
5,000M	5% 8/1/2042	5,581,350
	New York State Dorm. Auth. Revenue:
3,950M	Cornell University 5% 7/1/2040	4,446,910
10,000M	New York University 5.75% 7/1/2027	12,105,500
	Personal Income Tax Revenue:
5,000M	5% 3/15/2035	5,566,400
5,000M	5% 2/15/2037	5,541,150
5,000M	State University 5.875% 5/15/2017	5,341,200
4,330M	New York State Thruway Auth. Rev. 5% 4/1/2021	4,381,917
7,780M	Port Authority of New York & New Jersey Drivers
	9.35% 8/15/2015 (c)	9,119,094
		87,750,931
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,523,500

8

Principal
Amount	Security	Value
	Ohio—3.1%
$ 5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	$ 5,710,450
4,505M	Jefferson County GO 5.75% 12/1/2019	4,946,760
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,636,150
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,270M	6.125% 9/1/2028	1,326,172
2,600M	5.85% 9/1/2033	2,761,590
		20,381,122
	Pennsylvania—3.3%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,624,950
5,000M	Pennsylvania State Turnpike Commission 5% 12/1/2043	5,508,200
5,000M	Philadelphia GO 7.125% 7/15/2016 (a)	5,350,350
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,674,400
		22,157,900
	Puerto Rico—.8%
5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	4,998,950
	Rhode Island—1.2%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,794,710
	South Carolina—.9%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,812,800
	South Dakota—.5%
2,750M	South Dakota Hlth. & Edl. Fac. Auth. 5% 8/1/2035	3,112,918
	Texas—9.3%
5,000M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,275,100
	Hitchcock Independent School District General Obligation:
4,385M	5.25% 2/15/2018 (a)	4,873,270
615M	5.25% 2/15/2030	674,827
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,618,300
5,000M	Wtr. & Swr. Rev. 5% 11/15/2027	5,451,900
6,035M	Houston Water Conv. Sys. COP 6.25% 12/15/2015	6,151,958
5,000M	JP Morgan Chase Putters 9.353% 2/1/2030 (c)	6,187,700
5,000M	Medina Valley Indpt. School District GO ROLS 9.559% 8/15/2015 (c)	5,705,800
10,000M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028	10,777,000
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,566,400
5,000M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,471,250
		61,753,505

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2015

Principal
Amount	Security	Value
	Washington—3.0%
	Washington State Health Care Facs. Auth. Revenue:
$ 5,000M	Catholic Health Initiatives 6.375% 10/1/2033	$ 5,683,700
7,000M	Providence Health 5.25% 10/1/2033	7,740,040
5,500M	Washington State ROLS 9.559% 7/1/2016 (c)	6,609,350
		20,033,090
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,913,640
	Wisconsin—4.3%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,188,880
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	7,968,854
5,000M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,457,850
		28,615,584
Total Value of Municipal Bonds (cost $591,624,928)		659,376,999
	SHORT-TERM TAX EXEMPT INVESTMENTS—.5%
	Adjustable Rate Notes (d)
1,000M	California State Pollution Control Fing. Auth. .01%	1,000,000
2,000M	Oregon State Facs. Auth. .05%	2,000,000
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)		3,000,000
Total Value of Municipal Investments (cost $594,624,928)	100.1%	662,376,999
Excess of Liabilities Over Other Assets	(.1)	(484,065)
Net Assets	100.0%	$661,892,934

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(c)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2015.

(d)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2015.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation
	ROLS	Reset Option Longs

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.01%
Actual		$1,000.00	$1,000.65	$5.01
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.76%
Actual		$1,000.00	$ 996.78	$8.71
Hypothetical**		$1,000.00	$1,016.06	$8.80
Advisor Class Shares	0.78%
Actual		$1,000.00	$1,001.75	$3.87
Hypothetical**		$1,000.00	$1,020.92	$3.91
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,000.57	$3.37
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.3%
	Alabama—1.1%
$2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	$ 2,856,850
	Alaska—1.3%
	Matanuska-Susitna Boro Lease Revenue:
1,930M	6% 9/1/2019 (a)	2,296,179
1,070M	6% 9/1/2028	1,254,061
		3,550,240
	Arizona—3.5%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,431,025
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,576,800
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,295,740
		9,303,565
	California—4.9%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,247,158
5,000M	California State GO 5% 4/1/2037	5,580,650
5,520M	Los Angeles Wastewater Sys. Rev. 5% 6/1/2035	6,348,497
		13,176,305
	Colorado—.4%
1,000M	Commerce City Sales & Use Tax Rev. 5% 8/1/2036	1,123,810
	Connecticut—.9%
1,265M	New Britain GO 5% 3/1/2028	1,426,300
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,092,870
		2,519,170
	District of Columbia—1.3%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,390,600
	Florida—8.6%
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,626,050
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,107,640
1,000M	5.25% 7/1/2027	1,107,550

12

Principal
Amount	Security	Value
	Florida (continued)
$5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	$ 5,507,900
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,982,248
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,653,500
		22,984,888
	Georgia—9.5%
5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	5,706,100
	Atlanta Water & Wastewater Revenue:
3,400M	6.25% 11/1/2034	4,097,340
2,000M	5% 11/1/2035	2,263,760
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,874,500
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,670,835
3,000M	Cobb County & Marietta Water Auth. 5% 11/1/2038 (b)	3,457,650
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,001,820
1,950M	Georgia St. Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	2,070,101
2,000M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,243,740
		25,385,846
	Hawaii—1.2%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,822,075
	Idaho—.8%
2,000M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,199,660
	Illinois—6.6%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,428,300
5,000M	6.5% 1/1/2041	6,005,150
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,779,125
2,000M	Illinois State GO 5.5% 7/1/2027	2,162,460
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,268,080
		17,643,115
	Indiana—1.0%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,663,665
1,000M	5.25% 7/15/2029	1,109,810
		2,773,475

13

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2015

Principal
Amount	Security	Value
	Louisiana—3.4%
$1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	$ 1,698,570
3,000M	Louisiana State GO 5% 9/1/2028	3,430,320
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,140,860
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,751,880
		9,021,630
	Massachusetts—2.1%
5,000M	Massachusetts State GO 5% 8/1/2035	5,617,750
	Michigan—5.6%
5,000M	Holland Elec. Rev. 5% 7/1/2039	5,510,650
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,801,700
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,139,680
2,500M	Wayne Cnty. Arpt. Auth. Rev. 5% 12/1/2042	2,660,700
		15,112,730
	Mississippi—2.4%
	Mississippi Dev. Bk. Spl. Obligation:
	Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,976,513
2,000M	5.625% 7/1/2039	2,263,980
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,285,750
		6,526,243
	Missouri—2.9%
1,000M	Bi-State Dev. Agy. 5% 10/1/2028	1,108,610
	Kansas City Special Obligation Revenue:
4,000M	5% 9/1/2034	4,421,560
1,000M	5% 9/1/2037	1,097,160
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	1,076,590
		7,703,920
	Nebraska—2.0%
5,000M	Nebraska Pub. Pwr. District Rev. 5% 1/1/2040	5,469,300
	New Jersey—1.7%
4,000M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
	5.5% 12/15/2038	4,419,720

14

Principal
Amount	Security	Value
	New York—10.8%
$4,050M	Nassau County GO 5% 4/1/2031	$ 4,412,313
	New York City Trans. Fin. Auth. Revenue:
5,000M	5% 7/15/2037	5,528,500
7,000M	5% 11/1/2038	7,770,140
	New York State Dorm. Auth. Revenue:
5,000M	Columbia University 5% 10/1/2041	5,603,650
5,000M	State Personal Income Tax Rev. 5% 3/15/2034	5,585,650
		28,900,253
	North Carolina—1.2%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,343,200
	Ohio—3.8%
2,000M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,266,500
1,000M	Hamilton County Sales Tax 5% 12/1/2032	1,051,700
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,261,984
5,000M	University of Cincinnati 5% 6/1/2028	5,718,150
		10,298,334
	Pennsylvania—6.0%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,761,500
2,380M	Beaver County GO 5.55% 11/15/2031	2,598,270
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,737,840
2,500M	Pennsylvania State Turnpike Rev. 5% 12/1/2039	2,735,600
2,910M	West Mifflin Area School Dist. GO 5.375% 4/1/2027	3,231,322
		16,064,532
	Rhode Island—1.9%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250M	Public Schools Financing Program 5.25% 5/15/2029	3,498,235
1,415M	University of Rhode Island 5.25% 9/15/2029	1,580,130
		5,078,365
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,682,430
	Texas—9.1%
5,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,756,400
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,489,900
5,000M	Houston Utility System Rev. 5.25% 11/15/2031	5,839,750
2,250M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,506,658

15

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2015

Principal
Amount	Security	Value
	Texas (continued)
$2,000M	North Texas Tollway Auth. Rev. 5% 9/1/2031	$ 2,266,900
1,250M	Parker County GO 5% 2/15/2029	1,388,237
1,000M	Sunnyvale School District GO 5% 2/15/2032	1,155,240
		24,403,085
	Utah—.6%
1,300M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
	5.5% 10/15/2030	1,497,171
	Washington—2.1%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,528,600
Total Value of Municipal Bonds (cost $237,190,971)		260,396,862
	SHORT-TERM TAX EXEMPT INVESTMENTS—2.9%
	Adjustable Rate Notes (c)
2,000M	Cleveland-Cuyahoga County Port Auth. Revenue .07%	2,000,000
500M	Missouri State Hlth. & Edl. Facs. Auth .03%	500,000
3,000M	New York City GO .03%	3,000,000
2,300M	Oregon State Facs. Auth. Revenue .05%	2,300,000
Total Value of Short-Term Exempt Investments (cost $7,800,000)		7,800,000
Total Value of Municipal Investments (cost $244,990,971)	100.2%	268,196,862
Excess of Liabilities Over Other Assets	(.2)	(455,666)
Net Assets	100.0%	$267,741,196

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2015.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

16	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.99%
Actual		$1,000.00	$1,001.50	$4.91
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.79%
Actual		$1,000.00	$ 997.54	$8.87
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.69%
Actual		$1,000.00	$1,003.20	$3.43
Hypothetical**		$1,000.00	$1,021.37	$3.46
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,001.67	$3.33
Hypothetical**		$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

17

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.4%
	Airport—6.9%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,148,500
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,107,850
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,112,720
		3,369,070
	Appropriation—2.2%
1,000M	Golden State Tobacco Settlement 5% 6/1/2045	1,088,880
	Education—8.1%
500M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
	5.25% 12/1/2031	564,925
	California State Public Works Lease Revenue:
1,000M	5% 9/1/2030	1,128,460
1,000M	5% 9/1/2033	1,120,580
1,000M	California State University Rev. 5% 11/1/2037	1,116,130
		3,930,095
	Electric—8.2%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	561,130
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,202,810
1,000M	Modesto Irrigation District Fing. Auth. 5% 10/1/2036 (a)	1,115,450
1,000M	Tuolumne Wind Project Auth. 5.625% 1/1/2029	1,140,610
		4,020,000
	General Obligation—19.3%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,133,780
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,105,200
1,000M	Chico Unified School District 5% 8/1/2026	1,110,490
1,000M	College of the Sequoias 5.25% 8/1/2029	1,128,730
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,113,800
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	672,100
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,138,590
750M	Natomas Unified School District 5.95% 9/1/2021	824,520
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,167,060
		9,394,270

18

Principal
Amount	Security	Value
	Health Care—6.9%
	California Health Facs. Fin. Auth. Revenue:
$1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,106,360
500M	Stanford Hospital 5.25% 11/15/2031	567,125
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,111,850
500M	Sutter Health 5.5% 8/15/2026	576,400
		3,361,735
	Lease—6.7%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	571,150
1,000M	5.5% 11/1/2030	1,188,820
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,131,620
360M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	360,057
		3,251,647
	Other Revenue—1.1%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	557,310
	Other Tax—7.9%
480M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	497,986
1,000M	Riverside County Trans. Commission Sales Tax Rev.
	5% 6/1/2032	1,140,880
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,189,900
1,000M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,003,060
		3,831,826
	Pre-Refunded/Escrowed-to-Maturity—4.8%
1,000M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (b)	1,176,090
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (b)	1,168,540
		2,344,630
	State General Obligation—9.2%
	California State Various Purpose:
1,000M	5% 9/1/2031	1,140,030
2,000M	5% 4/1/2037	2,232,260
1,000M	5% 9/1/2042	1,113,780
		4,486,070

19

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Toll & Turnpike—2.3%
$1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	$ 1,119,760
	Transportation—2.3%
1,000M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,128,040
	Water/Sewer—14.5%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	813,615
	Los Angeles Wastewater System Revenue:
1,000M	5% 6/1/2027	1,155,780
1,000M	5% 6/1/2035	1,150,090
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	569,000
1,000M	Mojave Water Agency COP 5.5% 6/1/2029	1,124,400
1,000M	San Diego County Water Authority 5% 5/1/2033	1,150,670
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,124,060
		7,087,615
Total Value of Municipal Bonds (cost $44,338,211)		48,970,948
	SHORT-TERM TAX EXEMPT INVESTMENTS—1.0%
500M	California State Pollution Control Fing. Auth.
	Adjustable Rate Note .01% (c) (cost $500,000)	500,000
Total Value of Municipal Investments (cost $44,838,211)	101.4%	49,470,948
Excess of Liabilities Over Other Assets	(1.4)	(700,564)
Net Assets	100.0%	$48,770,384

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2015.

Summary of Abbreviations:
	COP	Certificate of Participation

20	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.99%
Actual		$1,000.00	$1,000.36	$4.91
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.72%
Actual		$1,000.00	$ 997.17	$8.52
Hypothetical**		$1,000.00	$1,016.26	$8.60
Advisor Class Shares	0.83%
Actual		$1,000.00	$1,000.56	$4.12
Hypothetical**		$1,000.00	$1,020.67	$4.16
Institutional Class Shares	0.68%
Actual		$1,000.00	$ 999.84	$3.37
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

21

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—96.0%
	Appropriation—11.7%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,113,320
1,000M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
	(State Supported Child Care) 5% 7/1/2028	1,096,450
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,882,790
		4,092,560
	Education—18.9%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Connecticut College 5% 7/1/2041	1,078,330
1,000M	Loomis Chafee School 5% 7/1/2030	1,090,840
1,000M	Quinnipiac University 5.75% 7/1/2033	1,114,810
1,000M	Salisbury School 5% 7/1/2028	1,095,780
1,000M	Wesleyan University 5% 7/1/2035	1,129,440
1,000M	University of Connecticut 4.75% 2/15/2029	1,102,600
		6,611,800
	Electric—1.6%
500M	Connecticut St. Transmission Muni. Elec. Energy Rev.
	5% 1/1/2030	552,460
	General Obligation—16.4%
1,000M	Bridgeport 5% 12/1/2023	1,059,600
750M	Hamden 5% 8/15/2034	817,410
1,000M	Hartford 5% 4/1/2031	1,100,470
1,500M	New Haven 5% 3/1/2026	1,644,390
1,000M	Waterbury 5% 12/1/2032	1,124,050
		5,745,920

22

Principal
Amount	Security	Value
	Health Care—4.1%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 500M	Ascension Health Credit Group 5% 11/15/2040	$ 547,355
	Middlesex Hospital:
350M	5% 7/1/2026	383,561
460M	5% 7/1/2027	501,359
		1,432,275
	Other Revenue—1.7%
500M	Connecticut State Revolving Fund 5% 3/1/2034	576,120
	Other Tax—6.3%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,110,650
1,000M	5% 8/1/2027	1,080,250
		2,190,900
	Pre-Refunded/Escrowed-to-Maturity—16.6%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2018 (a)	1,146,420
1,000M	Renbrook School 5% 7/1/2017 (a)	1,085,470
1,000M	Westminster School 5% 7/1/2017 (a)	1,085,470
1,000M	William W. Backus Hospital 5% 7/1/2018 (a)	1,118,510
	Yale-New Haven Hospital:
500M	5% 7/1/2016 (a)	523,020
500M	5.25% 7/1/2020 (a)	591,240
250M	South Windsor 5% 2/15/2016 (a)	257,327
		5,807,457
	State General Obligation—4.8%
	Connecticut State:
1,000M	5% 11/1/2031	1,124,100
500M	5% 6/15/2035	562,150
		1,686,250

23

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Water/Sewer—13.9%
$1,055M	Greater New Haven Wtr. Pollution Control 5% 8/15/2030	$ 1,201,529
	Hartford Cnty. Met. Dist. Clean Wtr. Project Revenue:
1,000M	5% 4/1/2036	1,109,130
500M	5% 11/1/2042	559,270
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,094,570
750M	Stamford Wtr. Pollution Control Sys. Rev. 5.5% 8/15/2038	882,510
		4,847,009
Total Value of Municipal Bonds (cost $31,107,260)	96.0%	33,542,751
Other Assets, Less Liabilities	4.0	1,391,878
Net Assets	100.0%	$34,934,629

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

24	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.08%
Actual		$1,000.00	$ 998.56	$5.35
Hypothetical**		$1,000.00	$1,019.43	$5.41
Class B Shares	1.79%
Actual		$1,000.00	$ 995.21	$8.86
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.89%
Actual		$1,000.00	$1,001.31	$4.42
Hypothetical**		$1,000.00	$1,020.38	$4.46
Institutional Class Shares	0.76%
Actual		$1,000.00	$ 998.80	$3.77
Hypothetical**		$1,000.00	$1,021.02	$3.81

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

25

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—94.8%
	Education—33.8%
$ 510M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 538,932
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,127,280
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5.6% 10/1/2035	1,156,450
1,000M	Lesley University 5.25% 7/1/2033	1,116,360
500M	Phillips Academy 5% 9/1/2038	562,700
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,076,590
1,000M	Harvard University 5.5% 11/15/2036	1,139,170
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,109,230
		7,826,712
	General Obligation—9.5%
250M	Boston 5% 4/1/2024	306,508
500M	Quincy 5% 12/1/2028	568,790
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,104,200
215M	Worcester 5.5% 8/15/2017	215,946
		2,195,444
	Health Care—4.8%
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,106,210
	Housing—4.6%
1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,066,780
	Other Revenue—4.8%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,104,760
	Other Tax—9.7%
1,000M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,135,880
1,000M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,120,730
		2,256,610
	Pre-Refunded/Escrowed-to-Maturity—4.9%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)	1,145,480
	State General Obligation—5.5%
1,000M	Massachusetts State 5.5% 8/1/2030	1,265,230

26

Principal
Amount	Security	Value
	Toll & Turnpike—4.9%
$1,000M	Massachusetts State Dept. of Trans. 5% 1/1/2035	$ 1,123,060
	Water/Sewer—12.3%
500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	569,275
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,143,550
1,000M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2025	1,136,310
		2,849,135
Total Value of Municipal Bonds (cost $19,707,522)		21,939,421
	SHORT-TERM TAX EXEMPT INVESTMENTS—4.3%
	Adjustable Rate Notes (b)
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
500M	Baystate Medical Center .03%	500,000
500M	Massachusetts Institute of Technology .06%	500,000
Total Value of Short-Term Tax Exempt Investments (cost $1,000,000)		1,000,000
Total Value of Municipal Investments (cost $20,707,522)	99.1%	22,939,421
Other Assets, Less Liabilities	.9	216,879
Net Assets	100.0%	$23,156,300

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2015.

See notes to financial statements	27

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.06%
Actual		$1,000.00	$1,007.59	$5.28
Hypothetical**		$1,000.00	$1,019.53	$5.31
Class B Shares	1.77%
Actual		$1,000.00	$1,003.39	$8.79
Hypothetical**		$1,000.00	$1,016.01	$8.85
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,007.95	$4.48
Hypothetical**		$1,000.00	$1,020.33	$4.51
Institutional Class Shares	0.75%
Actual		$1,000.00	$1,007.99	$3.73
Hypothetical**		$1,000.00	$1,021.07	$3.76

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

28

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Combined Utility—2.8%
$ 500M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	$ 560,655
	Education—8.2%
1,000M	Ferris State University 5% 10/1/2028	1,096,980
500M	Western Michigan University 5.25% 11/15/2033	562,635
		1,659,615
	Electric—8.7%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	645,060
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,104,220
		1,749,280
	General Obligation—18.9%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,098,700
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,162,540
250M	South Haven Public Schools 5% 5/1/2040	270,575
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,022,080
250M	Zeeland Public Schools 5% 5/1/2035	274,633
		3,828,528
	Health Care—5.5%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,118,930
	Lease—5.6%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,136,830
	Other Tax—13.4%
500M	Detroit Distributable State Aid 5% 11/1/2030	526,240
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,125,830
1,000M	Michigan St. Financial Auth. Revenue 5% 7/1/2039	1,053,320
		2,705,390
	Pre-Refunded/Escrowed-to-Maturity—10.9%
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)	1,171,420
1,000M	Troy City School District 5% 5/1/2016 (a)	1,038,970
		2,210,390

29

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	State General Obligation—5.6%
$1,000M	Michigan State 5% 11/1/2022	$ 1,120,670
	Water/Sewer—19.5%
1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,195,230
1,000M	Detroit Water Supply System Revenue 5.5% 7/1/2027	1,107,680
1,000M	Grand Rapids Water Supply 5% 1/1/2029	1,105,650
500M	Saginaw Water Supply System Revenue 5% 7/1/2031	544,780
		3,953,340
Total Value of Municipal Bonds (cost $18,126,633)	99.1%	20,043,628
Other Assets, Less Liabilities	.9	186,721
Net Assets	100.0%	$20,230,349

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

30	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.04%
Actual		$1,000.00	$1,000.72	$5.16
Hypothetical**		$1,000.00	$1,019.63	$5.21
Class B Shares	1.79%
Actual		$1,000.00	$ 996.78	$8.86
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,002.49	$3.92
Hypothetical**		$1,000.00	$1,020.87	$3.96
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,001.68	$3.62
Hypothetical**		$1,000.00	$1,021.17	$3.66

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

31

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Airport—2.4%
$ 500M	Minneapolis & St. Paul Met. Airports Comm. Arprt. Revenue
	5% 1/1/2026	$ 530,065
	Appropriation—6.6%
1,000M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,140,370
250M	Minnesota St. Hsg. Fin. Agy. Rev. 5% 8/1/2035	282,705
		1,423,075
	Education—12.9%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	844,013
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	541,545
250M	Gustavus Adolfus College 5% 10/1/2031	278,342
500M	Macalester College 5% 6/1/2035	567,425
250M	University of St. Thomas 5.25% 4/1/2039	265,200
250M	University of Minnesota 5.25% 12/1/2030	292,660
		2,789,185
	Electric—8.8%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	280,325
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	543,600
500M	5% 1/1/2026	542,830
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	551,140
		1,917,895
	General Obligation—20.0%
500M	Bemidji 5% 2/1/2028	563,785
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	778,701
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	544,765
500M	Hennepin County 5% 12/1/2025	531,635
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	810,188
500M	Scott County 5% 12/1/2023	545,875
500M	St. Louis County 5% 12/1/2023	545,875
		4,320,824

32

Principal
Amount	Security	Value
	Health Care—20.3%
$ 500M	Center City Health Care Facs. Rev. 5% 11/1/2044	$ 540,430
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	502,080
500M	6.5% 11/15/2038	576,365
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	821,768
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	274,212
500M	5.375% 5/1/2031	545,550
	St. Paul Hsg. & Redev. Auth. Health Care Revenue:
750M	5.25% 11/15/2029	845,655
250M	5% 7/1/2032	280,185
		4,386,245
	Housing—4.8%
	Minnesota State Housing Finance Agency:
135M	Multi-Family Hsg. 5.05% 7/1/2034	141,903
	Rental Hsg. Revenue:
250M	5% 8/1/2030	263,275
300M	5.05% 8/1/2031	321,645
220M	5% 8/1/2033	233,347
70M	Single-Family Hsg. Rev. 5.9% 7/1/2028	72,638
		1,032,808
	Lease—5.6%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	654,804
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	278,797
250M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	276,215
		1,209,816
	Other Tax—8.0%
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	357,867
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,100,050
250M	St. Paul Sales Tax Rev. 5% 11/1/2030	283,685
		1,741,602

33

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security		Value
	Pre-Refunded/Escrowed-to-Maturity—5.4%
$ 500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 7/1/2017 (a)		$ 538,780
500M	New Brighton 5% 2/1/2017 (a)		531,495
100M	University of Minnesota 5.75% 7/1/2017		109,973
			1,180,248
	State General Obligation—3.8%
	Minnesota State:
500M	5% 6/1/2022		554,200
245M	5% 8/1/2026		265,921
			820,121
Total Value of Municipal Bonds (cost $19,595,717)		98.6%	21,351,884
Other Assets, Less Liabilities		1.4	293,421
Net Assets		100.0%	$21,645,305

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
	COP	Certificate of Participation

34	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.98%
Actual		$1,000.00	$ 996.90	$4.85
Hypothetical**		$1,000.00	$1,019.93	$4.91
Class B Shares	1.78%
Actual		$1,000.00	$ 992.51	$8.79
Hypothetical**		$1,000.00	$1,015.96	$8.90
Advisor Class Shares	0.67%
Actual		$1,000.00	$ 998.25	$3.32
Hypothetical**		$1,000.00	$1,021.47	$3.36
Institutional Class Shares	0.67%
Actual		$1,000.00	$ 996.02	$3.32
Hypothetical**		$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

35

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.8%
	Appropriation—14.8%
$1,000M	Garden St. Preservation Trust Open Space & Farmland
	5.75% 11/1/2028	$ 1,228,340
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,049,910
	New Jersey State Health Care Facs. Fing. Auth. Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,082,810
1,000M	5.75% 10/1/2031	1,105,190
	New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,121,210
500M	5.25% 6/15/2036	519,135
1,000M	5.5% 12/15/2038	1,104,930
		7,211,525
	Education—17.6%
	New Jersey Educational Facilities Auth. Revenue:
	Montclair State University:
1,000M	5% 7/1/2036 (a)	1,114,950
1,000M	5% 7/1/2039	1,101,990
1,000M	New Jersey City University 5% 7/1/2028	1,095,170
1,000M	Princeton University 5% 7/1/2034	1,139,040
750M	Ramapo College 5% 7/1/2040	820,395
	Rowan University:
1,000M	5% 7/1/2025	1,100,100
1,000M	5% 7/1/2026	1,098,250
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,100,050
		8,569,945
	General Obligation—28.0%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,790,547
1,000M	Bayonne 5.25% 7/1/2027	1,111,180
1,000M	Bergen County Impt. Auth. 5% 2/15/2039	1,125,070
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,067,830
1,000M	Elizabeth 5.25% 4/15/2027	1,122,310
1,000M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,254,120
1,000M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,105,570
1,000M	Jersey City 5% 1/15/2026	1,099,010

36

Principal
Amount	Security	Value
	General Obligation (continued)
$1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	$ 1,130,820
415M	Montclair Twp. 5% 1/1/2037	462,700
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,366,900
		13,636,057
	Health Care—6.7%
	New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000M	Hackensack University Medical Center 5.25% 1/1/2031	2,142,700
1,000M	Virtua Health 5.5% 7/1/2038	1,102,760
		3,245,460
	Housing—1.6%
775M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
	6.375% 10/1/2028	804,551
	Industrial Development Revenue/Pollution Control
	Revenue—4.1%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,008,989
	Lease—7.0%
1,000M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,197,970
	New Jersey State COP Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,105,430
1,000M	5.25% 6/15/2028	1,105,430
		3,408,830
	Other Tax—1.6%
710M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	790,997
	Pre-Refunded/Escrowed-to-Maturity—4.5%
1,010M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	1,041,381
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (b)	1,131,090
		2,172,471

37

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security		Value
	Toll & Turnpike—8.1%
	Delaware River Port Authority of Pennsylvania & New Jersey:
$ 500M	5% 1/1/2028		$ 570,130
1,000M	5% 1/1/2030		1,124,360
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2029		1,122,050
1,000M	5% 1/1/2031		1,108,090
			3,924,630
	Transportation—3.5%
	Port Authority of New York & New Jersey:
1,000M	5% 10/15/2031		1,140,220
500M	5% 5/1/2045		560,610
			1,700,830
	Water/Sewer—2.3%
1,000M	Passaic Valley Water Commission 5% 12/15/2029		1,134,530
Total Value of Municipal Bonds (cost $44,542,545)		99.8%	48,608,815
Other Assets, Less Liabilities		.2	108,643
Net Assets		100.0%	$48,717,458

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

38	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.95%
Actual		$1,000.00	$ 999.57	$4.71
Hypothetical**		$1,000.00	$1,020.08	$4.76
Class B Shares	1.68%
Actual		$1,000.00	$ 996.12	$8.31
Hypothetical**		$1,000.00	$1,016.46	$8.40
Advisor Class Shares	0.65%
Actual		$1,000.00	$1,001.36	$3.23
Hypothetical**		$1,000.00	$1,021.57	$3.26
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,000.00	$3.12
Hypothetical**		$1,000.00	$1,021.67	$3.16

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

39

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.4%
	Appropriation—8.5%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,268,120
1,000M	New York City Transitional Fin. Auth. Bldg. Aid Rev.
	5% 7/15/2033	1,120,360
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,472,080
1,000M	Mental Health Services 5% 2/15/2033	1,098,690
1,500M	State University 5.25% 5/15/2021	1,769,685
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,910,882
		12,639,817
	Education—19.0%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	569,800
1,000M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,100,200
2,335M	Dutchess Cnty. Local Dev. Corp. Rev. 5% 7/1/2036	2,595,119
	Madison Cnty. Capital Resource Corp. Revenue:
1,655M	5% 7/1/2035	1,866,724
1,410M	5% 7/1/2039 (a)	1,582,767
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,698,340
1,000M	Columbia University 5% 10/1/2041	1,120,730
3,000M	Cornell University 5% 7/1/2040	3,377,400
1,000M	Fordham University 5% 7/1/2028	1,136,780
	New York University:
1,610M	6% 7/1/2018	1,842,130
2,000M	5% 7/1/2030	2,265,220
1,000M	5% 7/1/2037	1,110,910
1,200M	Pratt Institute 5% 7/1/2034	1,297,848
500M	Skidmore College 5% 7/1/2027	569,285
3,500M	The New School 5.5% 7/1/2043	4,001,550
1,000M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,151,820
		28,286,623

40

Principal
Amount	Security	Value
	Electric—4.7%
	Long Island Power Auth. Elec. Revenue:
$5,000M	5.5% 5/1/2033	$ 5,736,100
1,200M	5% 9/1/2044	1,298,952
		7,035,052
	General Obligation—15.7%
5,000M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,465,450
1,000M	Monroe County 5% 6/1/2029	1,080,910
4,465M	Nassau County 5% 10/1/2029	4,939,719
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,675,554
1,000M	Master Boces Program 5% 8/15/2028	1,106,850
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,122,780
3,400M	Croton Hudson 5.625% 10/1/2029	3,899,222
		23,290,485
	Health Care—1.7%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	711,450
	New York State Dormitory Authority Revenue (NYSARC):
1,140M	5% 7/1/2025	1,287,847
500M	6% 7/1/2036	557,980
		2,557,277
	Housing—2.1%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,168,890
1,840M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
	5% 11/1/2026	1,997,946
		3,166,836
	Lease—3.9%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,419,962
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,183,370
2,500M	New York State Dormitory Authority Rev. (Court Facs. Lease)
	5.5% 5/15/2027	3,129,400
		5,732,732

41

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Other Tax—18.8%
$5,000M	JPMorgan Chase Putters 9.343% 12/15/2024 (b)	$ 6,135,000
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,853,050
1,000M	5% 11/1/2033	1,139,660
3,000M	5% 11/1/2038	3,330,060
2,000M	5% 8/1/2042	2,232,540
	New York State Dormitory Authority Revenue:
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,809,625
3,000M	5.75% 3/15/2036	3,440,130
3,500M	Sales Tax Revenue 5% 3/15/2038	3,910,725
2,000M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,184,760
		28,035,550
	Pre-Refunded/Escrowed-to-Maturity—6.4%
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (c)	3,428,580
	New York State Dormitory Authority Revenue:
235M	Judicial Facs. Lease 7.375% 7/1/2016	242,861
1,000M	St. John’s University 5% 7/1/2017 (c)	1,084,220
900M	New York State Thruway Auth. 5% 7/1/2015 (c)	900,117
3,645M	Suffolk County Water Auth. Rev. 6% 6/1/2017	3,908,643
		9,564,421
	Transportation—10.6%
	Metropolitan Trans. Auth. New York Revenue:
5,000M	5% 11/15/2029	5,677,700
1,000M	5% 11/15/2031	1,055,530
3,110M	New York State Thruway Authority Rev.
	Highway & Bridge Trust Fund Auth. 5% 4/1/2027	3,398,078
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,701,100
		15,832,408
	Water/Sewer—8.0%
	Buffalo Muni. Wtr. Fin. Auth. Revenue:
500M	5% 7/1/2029	570,545
250M	5% 7/1/2030	283,225
250M	5% 7/1/2031	282,095
300M	5% 7/1/2032	336,894

42

Principal
Amount	Security		Value
	Water/Sewer (continued)
	New York City Muni. Wtr. Fin. Auth. Revenue:
$2,750M	6% 6/15/2021		$ 3,417,782
2,000M	5% 6/15/2032		2,257,460
1,000M	5% 6/15/2039		1,120,280
1,000M	5% 6/15/2043		1,098,920
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,701,540
	Western Nassau Cnty. Water Auth. Revenue:
500M	5% 4/1/2034		561,490
300M	5% 4/1/2035		336,369
			11,966,600
Total Value of Municipal Bonds (cost $133,674,220)		99.4%	148,107,801
Other Assets, Less Liabilities		.6	875,133
Net Assets		100.0%	$148,982,934

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2015.
(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	43

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.03%
Actual		$1,000.00	$1,008.64	$5.13
Hypothetical**		$1,000.00	$1,019.68	$5.16
Class B Shares	1.81%
Actual		$1,000.00	$1,004.45	$9.00
Hypothetical**		$1,000.00	$1,015.81	$9.05
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,010.35	$3.59
Hypothetical**		$1,000.00	$1,021.22	$3.61
Institutional Class Shares	0.72%
Actual		$1,000.00	$1,008.18	$3.59
Hypothetical**		$1,000.00	$1,021.22	$3.61

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

44

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Combined Utility—11.3%
$ 1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,106,700
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,131,350
		2,238,050
	Education—5.5%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,101,580
	Electric—2.7%
500M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	537,015
	Health Care—16.7%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,104,700
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,105,220
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,101,080
		3,311,000
	Lease—25.2%
1,000M	Charlotte COP 5% 6/1/2029	1,104,120
1,000M	Durham County COP 5% 6/1/2027	1,120,790
500M	Harnett County COP 5% 6/1/2027	543,660
1,000M	Monroe COP 5.5% 3/1/2034	1,123,910
1,000M	Salisbury COP 5.625% 3/1/2026	1,109,580
		5,002,060
	Pre-Refunded/Escrowed-to-Maturity—23.0%
	Cabarrus County Certificate of Participation:
1,000M	County Jail Lease 5.25% 6/1/2018 (a)	1,122,840
1,000M	Installment Fing. Contract 5% 1/1/2019 (a)	1,130,880
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,130,020
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,180,070
		4,563,810
	Toll & Turnpike—5.6%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,111,830

45

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Water/Sewer—8.3%
$1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	$ 1,124,090
465M	Dare County Utilities Sys. Rev. 5% 2/1/2031	522,153
		1,646,243
Total Market Value of Municipal Bonds (cost $17,427,097)	98.3%	19,511,588
Other Assets, Less Liabilities	1.7	341,849
Net Assets	100.0%	$19,853,437

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
	COP	Certificate of Participation

46	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	1.03%
Actual		$1,000.00	$1,002.87	$5.12
Hypothetical**		$1,000.00	$1,019.68	$5.16
Class B Shares	1.98%
Actual		$1,000.00	$ 997.97	$9.81
Hypothetical**		$1,000.00	$1,014.97	$9.89
Advisor Class Shares	0.89%
Actual		$1,000.00	$ 997.90	$4.41
Hypothetical**		$1,000.00	$1,020.38	$4.46
Institutional Class Shares	0.72%
Actual		$1,000.00	$1,004.20	$3.58
Hypothetical**		$1,000.00	$1,021.22	$3.61

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

47

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Education—16.9%
$ 500M	Kent State University Gen. Rcpts. 5% 5/1/2042	$ 542,695
500M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.)
	5.375% 12/1/2030	571,900
1,000M	University of Akron General Receipts 5% 1/1/2028	1,122,150
250M	University of Cincinnati 5% 6/1/2035	282,647
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,101,860
		3,621,252
	General Obligation—13.0%
500M	Defiance City School District 5% 12/1/2039	555,175
500M	Jefferson County Jail Construction 5.75% 12/1/2019	549,030
1,000M	Lebanon City School District 5.25% 12/1/2043	1,131,080
500M	Madison Local School District Richland County 5% 12/1/2034	549,265
		2,784,550
	Health Care—12.9%
500M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	561,085
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,128,080
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,083,800
		2,772,965
	Housing—1.1%
230M	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue 6.125% 9/1/2028	240,173
	Lease—5.3%
1,000M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,143,250
	Other Revenue—5.3%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,143,800
	Pre-Refunded/Escrowed-to-Maturity—28.7%
500M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	573,250
1,000M	Beavercreek County School District 5% 6/1/2019 (a)	1,142,370
1,000M	Franklin County 5% 12/1/2017 (a)	1,097,510
340M	Ohio State 5.375% 3/1/2018 (a)	379,454

48

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity (continued)
	Richland County Correctional Facs. Improvement:
$ 400M	6% 12/1/2018 (a)	$ 465,372
250M	6.125% 12/1/2018 (a)	291,902
1,000M	St. Mary’s City School District 5% 6/1/2018 (a)	1,112,600
1,000M	Wapakoneta City School District 5% 6/1/2018 (a)	1,114,750
		6,177,208
	State General Obligation—3.4%
660M	Ohio State 5.375% 9/1/2028	730,198
	Toll & Turnpike—1.6%
300M	Ohio State Turnpike Commission 5% 2/15/2028	338,952
	Water/Sewer—10.4%
1,000M	Northeast Regional Swr. District Rev. 5% 11/15/2038	1,118,480
1,000M	Toledo Waterworks Rev. 5% 11/15/2038	1,108,960
		2,227,440
Total Value of Municipal Bonds (cost $19,347,103)	98.6%	21,179,788
Other Assets, Less Liabilities	1.4	303,993
Net Assets	100.0%	$21,483,781

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	49

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.99%
Actual		$1,000.00	$ 998.61	$4.91
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.78%
Actual		$1,000.00	$ 994.41	$8.80
Hypothetical**		$1,000.00	$1,015.96	$8.90
Advisor Class Shares	0.68%
Actual		$1,000.00	$ 999.90	$3.37
Hypothetical**		$1,000.00	$1,021.42	$3.41
Institutional Class Shares	0.67%
Actual		$1,000.00	$ 998.40	$3.32
Hypothetical**		$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

50

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—94.2%
	Airport—4.5%
	Port of Portland Airport Revenue:
$1,000M	5% 7/1/2029	$ 1,118,510
1,000M	5% 7/1/2031	1,145,670
		2,264,180
	Appropriation—1.3%
565M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	636,602
	Education—6.7%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,136,790
2,000M	University of Oregon 5% 4/1/2045	2,249,480
		3,386,270
	Electric—4.4%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,215,880
	General Obligation—28.8%
	Beaverton School District #48J:
750M	5% 6/1/2031	841,358
1,500M	5.125% 6/1/2036	1,687,365
1,000M	Central Oregon Community College District 5% 6/15/2030	1,135,920
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,200,050
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,100,770
1,000M	5% 6/15/2030	1,112,960
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,276,600
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,127,620
1,225M	Newport Zero Coupon 6/1/2029	731,362
500M	Redmond Terminal Expansion Project 5% 6/1/2034	544,025
1,000M	Salem 5% 6/1/2028	1,118,120
1,000M	Umatilla County School District #16, 5% 6/15/2033	1,146,770
600M	Washington and Clackamas Cntys. School District #23,
	5.25% 6/1/2016	627,246
1,000M	Washington County School District #15 Zero Coupon 6/15/2023	808,360
		14,458,526

51

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Health Care—8.8%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,068,070
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,134,680
500M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	549,925
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,677,165
		4,429,840
	Housing—.7%
315M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	330,013
	Industrial Development Revenue/Pollution Control
	Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	544,115
	Lease—2.0%
1,000M	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Rev. 5.25% 7/1/2027	983,670
	Other Tax—1.1%
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	551,490
	Pre-Refunded/Escrowed-to-Maturity—19.7%
1,000M	Chemeketa Community College District 5% 6/15/2018 (a)	1,117,000
1,000M	Clackamas Community College District 5% 5/1/2016 (a)	1,038,970
1,000M	Clackamas & Washington Cntys. Sch. District #3, 5% 6/15/2019 (a)	1,142,730
1,000M	Deschutes & Jefferson Cntys. Sch. District #2J, 6% 6/15/2018 (a)	1,146,080
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,109,340
2,000M	Oregon State Department Trans. Hwy. User Tax Rev.
	5% 11/15/2016 (a)	2,122,880
1,000M	Polk Marion & Benton Cntys. Sch. District #13J, 5% 6/15/2019 (a)	1,142,730
1,000M	Yamhill County Sch. District #40, 5% 6/15/2017 (a)	1,084,010
		9,903,740
	State General Obligation—2.0%
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,001,060

52

Principal
Amount	Security		Value
	Water/Sewer—13.1%
$ 500M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		$ 569,520
750M	Lane County Met. Wastewater 5.25% 11/1/2028		834,660
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025		1,094,190
1,000M	5% 6/15/2027		1,042,140
500M	Portland Water Sys. Rev. 5% 5/1/2034		557,120
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031		2,476,289
			6,573,919
Total Value of Municipal Bonds (cost $43,232,968)			47,279,305
	SHORT-TERM TAX EXEMPT INVESTMENTS—3.0%
	Adjustable Rate Notes (b)
	Oregon State Facs. Auth. Revenue:
1,000M	PeaceHealth .05%		1,000,000
500M	Providence Health & Services .30%		499,200
Total Value of Short-Term Tax Exempt Investments (cost $1,500,000)			1,499,200
Total Value of Municipal Investments (cost $44,732,968)		97.2%	48,778,505
Other Assets, Less Liabilities		2.8	1,409,789
Net Assets		100.0%	$50,188,294

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2015.

See notes to financial statements	53

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.99%
Actual		$1,000.00	$1,005.50	$4.92
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.84%
Actual		$1,000.00	$1,000.73	$9.13
Hypothetical**		$1,000.00	$1,015.67	$9.20
Advisor Class Shares	0.71%
Actual		$1,000.00	$1,006.44	$3.53
Hypothetical**		$1,000.00	$1,021.27	$3.56
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,005.74	$3.38
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

54

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.8%
	Airport—3.0%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,076,350
	Appropriation—3.0%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,105,310
	Education—7.7%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,126,830
1,000M	Philadelphia Auth. Indl. Dev. Rev. (Temple Univ.) 5% 4/1/2040 (a)	1,090,160
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	573,995
		2,790,985
	General Obligation—32.2%
955M	Beaver County 5.55% 11/15/2031	1,042,583
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,121,920
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,086,720
1,000M	Easton Area School District 5.2% 4/1/2028	1,094,940
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,092,060
1,000M	Methacton School District 6.375% 3/1/2024	1,133,070
1,000M	Penn Delco School District 5% 6/1/2034	1,119,080
975M	Philadelphia School District 6% 9/1/2038	1,096,504
700M	Reading 6.25% 11/1/2033	789,999
1,000M	Scranton School District 5% 7/15/2027	1,055,590
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,105,690
		11,738,156
	Health Care—15.2%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,114,320
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,155,070
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,092,710
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,131,000
500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	556,300
430M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	472,557
		5,521,957
	Other Tax—4.7%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,152,300
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	557,445
		1,709,745

55

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—8.3%
$ 860M	Daniel Boone Area School District 5% 8/15/2018 (b)	$ 963,458
1,000M	Philadelphia 7% 7/15/2016 (b)	1,068,770
300M	Reading 6.25% 11/1/2018 (b)	350,190
570M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (b)	651,231
		3,033,649
	Toll & Turnpike—9.2%
	Pennsylvania State Turnpike Comm. Revenue:
1,000M	6% 6/1/2028	1,121,360
1,000M	5% 6/1/2029	1,114,880
1,000M	5% 12/1/2030	1,112,880
		3,349,120
	Water/Sewer—14.5%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,104,170
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,101,330
	North Penn Water Auth. Revenue:
260M	5% 11/1/2028	291,018
500M	5% 11/1/2032	560,665
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,134,880
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,118,080
		5,310,143
Total Value of Bonds (cost $32,107,974)	97.8%	35,635,415
Other Assets, Less Liabilities	2.2	800,817
Net Assets	100.0%	$36,436,232

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(See Note 1E).
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

56	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Class A Shares	0.99%
Actual		$1,000.00	$ 996.84	$4.90
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.91%
Actual		$1,000.00	$ 991.85	$9.43
Hypothetical**		$1,000.00	$1,015.32	$9.54
Advisor Class Shares	0.90%
Actual		$1,000.00	$ 997.04	$4.46
Hypothetical**		$1,000.00	$1,020.33	$4.51
Institutional Class Shares	0.68%
Actual		$1,000.00	$ 997.09	$3.37
Hypothetical**		$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

57

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Airport—5.5%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,093,150
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,127,880
		2,221,030
	Appropriation—9.1%
	Arlington County Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	564,145
500M	5% 2/15/2030	564,145
1,750M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	1,972,320
500M	Western Virginia Regl. Jail Facs. Rev. 5% 12/1/2032	580,160
		3,680,770
	Combined Utility—4.1%
	Richmond Public Util. Revenue:
500M	5% 1/15/2038	562,370
1,000M	5% 1/15/2040	1,099,820
		1,662,190
	Education—7.0%
1,000M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,092,030
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	569,210
1,000M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,166,230
		2,827,470
	Electric—.2%
100M	Louisa Indl. Dev. Auth. Poll. Ctl. Revenue .7% 11/1/2035 (a)	99,891
	General Obligation—15.5%
1,000M	Danville 5% 8/1/2029	1,118,800
1,000M	Hopewell 5.875% 7/15/2034	1,183,780
1,000M	Norfolk 5% 8/1/2034	1,132,650
1,000M	Portsmouth 5% 2/1/2035	1,127,540
500M	Powhatan Cnty. 5% 1/15/2032	557,105
1,000M	Suffolk 5% 6/1/2028	1,157,860
		6,277,735

58

Principal
Amount	Security	Value
	Health Care—6.9%
$1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	$ 1,132,640
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,096,940
500M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035 (b)	556,375
		2,785,955
	Lease—12.5%
1,000M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,126,960
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5% 9/15/2027	594,360
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,099,480
1,000M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,144,380
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,109,360
		5,074,540
	Other Revenue—3.0%
	Virginia St. Res. Auth. Infrastructure Revenue:
600M	5% 11/1/2029	675,690
505M	5% 11/1/2033	557,803
		1,233,493
	Pre-Refunded/Escrowed-to-Maturity—24.9%
865M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (c)	900,517
410M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (c)	455,543
500M	Hanover County 5.25% 1/15/2021 (c)	596,375
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (c)	1,068,270
770M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	810,201
1,000M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (c)	1,052,180
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (c)	1,000,130
	Virginia State Public School Authority Revenue:
1,000M	5% 8/1/2016 (c)	1,049,740
1,000M	5% 8/1/2019 (c)	1,148,400
	Virginia State Res. Auth. Infrastructure Revenue:
440M	5% 11/1/2018 (c)	497,200
400M	5% 11/1/2019 (c)	462,520
1,000M	Waynesboro 5% 1/15/2017 (c)	1,067,350
		10,108,426

59

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2015

Principal
Amount	Security	Value
	Transportation—2.8%
$1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	$ 1,126,710
	Water/Sewer—7.1%
590M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	642,758
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	567,285
	Norfolk Water Revenue:
1,000M	5% 11/1/2037	1,093,310
500M	5.25% 11/1/2044	570,865
		2,874,218
Total Value of Municipal Bonds (cost $36,953,840)		39,972,428
	SHORT-TERM TAX EXEMPT INVESTMENTS—1.2%
500M	Suffolk Redev. & Hsg. Auth. Rev.
	Adjustable Rate Note .09% (a) (cost $500,000)	500,000
Total Value of Municipal Investments (cost $37,453,840)	99.8%	40,472,428
Other Assets, Less Liabilities	.2	88,663
Net Assets	100.0%	$40,561,091

(a)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2015.
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).
(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

60	See notes to financial statements

This page left intentionally blank.

61

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$594,624,928	$244,990,971	$44,838,211	$31,107,260	$20,707,522	$18,126,633	$19,595,717

At value (Note 1A)	$662,376,999	$268,196,862	$49,470,948	$33,542,751	$22,939,421	$20,043,628	$21,351,884
Cash	368,248	—	—	237,579	53,756	—	45,119
Receivables:
Interest	10,963,778	3,640,339	665,744	541,678	293,015	276,090	278,401
Investment securities sold	—	5,055,450	1,824,813	499,917	—	—	—
Shares sold	132,701	108,331	6,145	155,957	12,542	973	—
Other assets	51,472	21,280	3,784	2,737	1,742	1,620	1,704

Total Assets	673,893,198	277,022,262	51,971,434	34,980,619	23,300,476	20,322,311	21,677,108

Liabilities
Cash overdraft	—	187,535	98,121	—	—	59,114	—
Payables:
Investment securities purchased	10,463,082	8,476,280	2,923,109	—	—	—	—
Dividends payable	484,281	105,766	33,431	15,885	13,581	13,149	11,577
Shares redeemed	637,780	326,599	110,180	2,250	110,000	1,000	50
Accrued advisory fees	318,663	129,213	22,766	16,086	10,702	9,390	10,160
Accrued shareholder servicing costs	25,656	14,096	2,003	1,748	1,081	786	734
Accrued expenses	70,802	41,577	11,440	10,021	8,812	8,523	9,282

Total Liabilities	12,000,264	9,281,066	3,201,050	45,990	144,176	91,962	31,803

Net Assets	$661,892,934	$267,741,196	$48,770,384	$34,934,629	$23,156,300	$20,230,349	$21,645,305

Net Assets Consist of:
Capital paid in	$602,612,830	$248,713,806	$45,232,419	$32,988,713	$21,468,586	$18,367,184	$20,156,053
Undistributed net investment income	1,222,066	844,629	99,290	26,222	1,871	46,437	1,424
Accumulated net realized loss on investments	(9,694,033)	(5,023,130)	(1,194,062)	(515,797)	(546,056)	(100,267)	(268,339)
Net unrealized appreciation in value of investments	67,752,071	23,205,891	4,632,737	2,435,491	2,231,899	1,916,995	1,756,167

Total	$661,892,934	$267,741,196	$48,770,384	$34,934,629	$23,156,300	$20,230,349	$21,645,305

62	63

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Net Assets:
Class A	$631,171,152	$261,778,915	$47,480,421	$34,162,514	$22,817,757	$19,961,106	$21,407,206
Class B	$1,045,616	$2,628,762	$22,769	$765,460	$199,007	$197,562	$68,076
Advisor Class	$23,218,166	$3,332,473	$1,266,135	$5,618	$138,498	$70,634	$168,992
Institutional Class	$6,458,000	$1,046	$1,059	$1,037	$1,038	$1,047	$1,031

Shares of beneficial interest outstanding (Note 2):
Class A	64,078,333	15,575,182	3,703,234	2,530,943	1,905,730	1,617,959	1,738,880
Class B	106,480	157,082	1,784	56,762	16,660	16,070	5,560
Advisor Class	2,360,325	198,380	98,940	418	11,555	5,705	13,726
Institutional Class	654,739	62	83	76	86	85	84

Net asset value and redemption price
per share – Class A.	$9.85	$16.81	$12.82	$13.50	$11.97	$12.34	$12.31
Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.45	$17.84	$13.60	$14.32	$12.70	$13.09	$13.06
Net asset value and offering price per share –
Class B	$9.82	$16.74	$12.77	$13.49	$11.95	$12.29	$12.24
Net asset value and offering price per share –
Advisor Class	$9.84	$16.80	$12.80	$13.45	$11.99	$12.38	$12.31
Net asset value and offering price per share –
Institutional Class	$9.86	$16.84	$12.82	$13.55	$11.99	$12.33	$12.33

*On purchases of $100,000 or more, the sales charge is reduced.

64	See notes to financial statements	65

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$44,542,545	$133,674,220	$17,427,097	$19,347,103	$44,732,968	$32,107,974	$37,453,840

At value (Note 1A)	$48,608,815	$148,107,801	$19,511,588	$21,179,788	$48,778,505	$35,635,415	$40,472,428
Cash	1,253,212	67,041	136,750	242,956	529,317	369,808	192,841
Receivables:
Interest	669,066	1,808,603	242,229	172,461	460,862	355,067	605,982
Investment securities sold	—	1,126,416	—	—	499,917	2,902,203	—
Shares sold	543	4,426	542	2,074	8,076	145,771	822
Other assets	3,942	12,315	1,600	1,729	3,983	3,046	3,163

Total Assets	50,535,578	151,126,602	19,892,709	21,599,008	50,280,660	39,411,310	41,275,236

Liabilities
Payables:
Investment securities purchased	1,680,634	1,575,520	—	—	—	2,854,130	553,120
Dividends payable	31,981	110,264	16,207	10,813	24,977	42,314	36,075
Shares redeemed	69,148	360,211	5,000	84,930	30,204	49,922	94,095
Accrued advisory fees	22,657	69,376	9,184	9,995	23,239	16,861	18,837
Accrued shareholder servicing costs	2,015	6,083	693	856	2,132	1,478	1,479
Accrued expenses	11,685	22,214	8,188	8,633	11,814	10,373	10,539

Total Liabilities	1,818,120	2,143,668	39,272	115,227	92,366	2,975,078	714,145

Net Assets	$48,717,458	$148,982,934	$19,853,437	$21,483,781	$50,188,294	$36,436,232	$40,561,091

Net Assets Consist of:
Capital paid in	$45,321,862	$138,011,266	$18,104,697	$19,852,678	$47,378,150	$33,020,997	$38,867,013
Undistributed net investment income (deficit)	12,176	205,699	14,985	48,618	17,776	47,650	(3,734)
Accumulated net realized loss on investments	(682,850)	(3,667,612)	(350,736)	(250,200)	(1,253,169)	(159,856)	(1,320,776)
Net unrealized appreciation in value of investments	4,066,270	14,433,581	2,084,491	1,832,685	4,045,537	3,527,441	3,018,588

Total	$48,717,458	$148,982,934	$19,853,437	$21,483,781	$50,188,294	$36,436,232	$40,561,091

66	67

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Net Assets:
Class A	$47,744,301	$142,955,448	$19,613,222	$21,408,773	$47,342,279	$35,681,044	$40,392,052
Class B	$448,935	$1,174,858	$77,780	$72,928	$324,502	$256,675	$75,311
Advisor Class	$523,200	$4,851,591	$161,400	$1,033	$2,520,491	$497,467	$92,699
Institutional Class	$1,022	$1,037	$1,035	$1,047	$1,022	$1,046	$1,029

Shares of beneficial interest outstanding (Note 2):
Class A	3,687,169	9,808,962	1,427,437	1,691,287	3,484,321	2,675,262	3,072,213
Class B	34,804	80,728	5,669	5,783	23,980	19,344	5,766
Advisor Class	40,460	333,341	11,738	82	185,847	37,301	7,069
Institutional Class	79	71	75	82	75	78	78

Net asset value and redemption price
per share – Class A	$12.95	$14.57	$13.74	$12.66	$13.59	$13.34	$13.15
Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.74	$15.46	$14.58	$13.43	$14.42	$14.15	$13.95
Net asset value and offering price per share –
Class B	$12.90	$14.55	$13.72	$12.61	$13.53	$13.27	$13.06
Net asset value and offering price per share –
Advisor Class	$12.93	$14.55	$13.75	$12.54	$13.56	$13.34	$13.11
Net asset value and offering price per share –
Institutional Class	$12.93	$14.58	$13.73	$12.71	$13.59	$13.32	$13.18

*On purchases of $100,000 or more, the sales charge is reduced.

68	See notes to financial statements	69

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2015

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$16,239,315	$5,705,867	$1,066,071	$754,950	$490,679	$490,975	$480,668
Expenses (Notes 1 and 5):
Advisory fees	1,965,707	810,226	146,350	104,952	68,518	60,291	65,333
Distribution plan expenses – Class A	952,320	395,529	71,601	51,262	33,839	29,767	32,341
Distribution plan expenses – Class B	5,700	13,453	112	4,012	1,073	983	339
Shareholder servicing costs – Class A	179,973	97,979	14,726	8,913	7,718	5,374	5,344
Shareholder servicing costs – Class B	680	1,741	20	318	80	62	35
Shareholder servicing costs – Advisor Class	4,013	2,727	301	6	49	50	70
Shareholder servicing costs – Institutional Class	524	1	1	1	1	1	1
Professional fees	58,538	22,603	8,691	8,090	6,997	6,905	7,018
Registration fees	41,028	39,011	1,853	1,050	5,775	3,052	900
Custodian fees	20,775	16,851	3,492	2,459	2,011	2,085	2,436
Reports to shareholders	12,828	7,454	2,342	1,652	1,456	1,512	1,425
Trustees’ fees	18,121	7,404	1,330	961	624	550	597
Other expenses	36,885	17,632	6,388	5,167	3,956	3,279	5,214
Total expenses	3,297,092	1,432,611	257,207	188,843	132,097	113,911	121,053
Less: Expenses waived	(148,700)	(67,519)	(17,075)	(12,245)	(7,993)	(7,035)	(7,623)
Less: Expenses paid indirectly	(422)	(972)	(13)	(24)	(12)	—	—
Net expenses	3,147,970	1,364,120	240,119	176,574	124,092	106,876	113,430
Net investment income	13,091,345	4,341,747	825,952	578,376	366,587	384,099	367,238

Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	122,521	1,044,220	15,270	47,553	(538)	34,886	23,779
Net unrealized depreciation of investments	(11,229,070)	(5,300,312)	(783,262)	(613,371)	(402,807)	(267,428)	(367,131)
Net loss on investments	(11,106,549)	(4,256,092)	(767,992)	(565,818)	(403,345)	(232,542)	(343,352)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$1,984,796	$85,655	$57,960	$12,558	$(36,758)	$151,557	$23,886

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2015

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$1,117,960	$3,450,119	$465,499	$495,691	$1,049,393	$851,387	$859,146
Expenses (Notes 1 and 5):
Advisory fees	147,572	453,131	59,434	65,968	150,416	109,140	121,109
Distribution plan expenses – Class A	72,341	218,571	29,100	32,865	70,826	53,559	60,269
Distribution plan expenses – Class B	2,319	6,069	388	387	1,664	1,338	456
Shareholder servicing costs – Class A	13,659	44,051	4,891	5,836	15,580	9,629	10,969
Shareholder servicing costs – Class B	356	531	51	119	263	267	129
Shareholder servicing costs – Advisor Class	115	1,140	66	7	676	141	134
Shareholder servicing costs – Institutional Class	1	1	1	1	1	1	1
Professional fees	9,059	16,748	6,959	7,044	8,817	8,220	8,373
Registration fees	900	1,066	900	900	1,425	875	899
Custodian fees	3,501	7,003	1,717	1,717	3,791	2,824	2,643
Reports to shareholders	1,949	4,034	1,421	1,401	2,134	1,710	1,742
Trustees’ fees	1,354	4,157	545	606	1,373	1,000	1,105
Other expenses	6,255	11,852	3,503	4,138	6,584	5,505	5,948
Total expenses	259,381	768,354	108,976	120,989	263,550	194,209	213,777
Less: Expenses waived	(17,217)	(52,865)	(6,933)	(7,696)	(17,549)	(12,733)	(14,129)
Less: Expenses paid indirectly	—	—	(1)	(9)	(62)	—	(6)
Net expenses	242,164	715,489	102,042	113,284	245,939	181,476	199,642
Net investment income	875,796	2,734,630	363,457	382,407	803,454	669,911	659,504

Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments	32,973	223,070	29,649	25,133	12,993	133,434	5,699
Net unrealized depreciation of investments	(1,065,890)	(2,911,802)	(216,214)	(336,460)	(904,435)	(610,954)	(790,555)
Net loss on investments	(1,032,917)	(2,688,732)	(186,565)	(311,327)	(891,442)	(477,520)	(784,856)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(157,121)	$45,898	$176,892	$71,080	$(87,988)	$192,391	$(125,352)

72	See notes to financial statements	73

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14

Increase (Decrease) in Net Assets From Operations
Net investment income	$13,091,345	$26,355,589	$4,341,747	$8,853,008	$825,952	$1,663,818	$578,376	$1,144,611
Net realized gain (loss) on investments and
futures contracts	122,521	(755,048)	1,044,220	1,943,048	15,270	407,176	47,553	16,713
Net unrealized appreciation (depreciation) of investments	(11,229,070)	30,678,843	(5,300,312)	18,178,712	(783,262)	2,720,700	(613,371)	1,723,291

Net increase in net assets resulting
from operations	1,984,796	56,279,384	85,655	28,974,768	57,960	4,791,694	12,558	2,884,615

Dividends to Shareholders
Net investment income – Class A	(12,461,857)	(25,386,430)	(4,258,754)	(8,395,238)	(818,263)	(1,608,899)	(544,801)	(1,140,441)
Net investment income – Class B	(18,418)	(46,161)	(34,719)	(74,064)	(313)	(1,137)	(9,605)	(21,683)
Net investment income – Advisor Class	(429,293)	(457,606)	(61,864)	(72,929)	(19,370)	(19,180)	(91)	(54)
Net investment income – Institutional Class	(88,391)	(21,136)	(17)	(33)	(20)	(37)	(16)	(34)

Total dividends	(12,997,959)	(25,911,333)	(4,355,354)	(8,542,264)	(837,966)	(1,629,253)	(554,513)	(1,162,212)

Trust Share Transactions
Class A:
Proceeds from shares sold	12,687,685	26,860,111	13,925,927	25,512,331	3,079,980	7,101,778	1,274,967	3,238,181
Reinvestment of dividends	9,531,634	19,323,171	3,634,930	7,106,154	616,739	1,179,516	444,687	930,071
Cost of shares redeemed	(25,797,037)	(71,523,591)	(17,239,521)	(45,992,971)	(3,363,998)	(9,741,414)	(1,794,883)	(3,181,559)

	(3,577,718)	(25,340,309)	321,336	(13,374,486)	332,721	(1,460,120)	(75,229)	986,693
Class B:
Proceeds from shares sold	35,775	141,147	5,550	107,415	1,500	6,300	—	18,112
Reinvestment of dividends	13,957	37,997	23,395	51,847	313	1,133	6,757	15,170
Cost of shares redeemed	(390,789)	(272,402)	(135,891)	(492,137)	(598)	(53,985)	(65,956)	(29,174)

	(341,057)	(93,258)	(106,946)	(332,875)	1,215	(46,552)	(59,199)	4,108

Advisor Class:
Proceeds from shares sold	5,725,271	21,725,872	1,757,807	6,013,848	520,392	965,888	—	4,553
Reinvestment of dividends	411,223	437,491	57,160	66,004	19,361	18,885	91	54
Cost of shares redeemed	(1,445,334)	(3,561,013)	(2,103,080)	(2,511,051)	(59,050)	(202,653)	—	—

	4,691,160	18,602,350	(288,113)	3,568,801	480,703	782,120	91	4,607

Institutional Class:
Proceeds from shares sold	6,834,123	5,657,337	—	—	—	—	—	—
Reinvestment of dividends	22,182	41	18	33	20	37	16	34
Cost of shares redeemed	(5,974,376)	—	—	—	—	—	—	—

	881,929	5,657,378	18	33	20	37	16	34

Net increase (decrease) from trust share transactions	1,654,314	(1,173,839)	(73,705)	(10,138,527)	814,659	(724,515)	(134,321)	995,442

Net increase (decrease) in net assets	(9,358,849)	29,194,212	(4,343,404)	10,293,977	34,653	2,437,926	(676,276)	2,717,845

Net Assets
Beginning of period	671,251,783	642,057,571	272,084,600	261,790,623	48,735,731	46,297,805	35,610,905	32,893,060

End of period †	$661,892,934	$671,251,783	$267,741,196	$272,084,600	$48,770,384	$48,735,731	$34,934,629	$35,610,905

†Includes undistributed net investment income of	$1,222,066	$1,128,680	$844,629	$858,236	$99,290	$111,304	$26,222	$2,359

74	75

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Trust Shares Issued and Redeemed
Class A:
Sold	1,270,929	2,714,300	817,438	1,527,218	236,456	552,010	93,437	239,627
Issued for dividends reinvested	955,010	1,946,590	213,301	424,847	47,504	92,037	32,559	68,615
Redeemed	(2,582,334)	(7,234,179)	(1,013,254)	(2,767,921)	(259,129)	(761,729)	(131,240)	(235,637)

Net increase (decrease) in Class A trust shares outstanding	(356,395)	(2,573,289)	17,485	(815,856)	24,831	(117,682)	(5,244)	72,605

Class B:
Sold	3,579	14,419	327	6,472	116	494	—	1,326
Issued for dividends reinvested	1,401	3,837	1,378	3,113	24	89	495	1,121
Redeemed	(39,001)	(27,753)	(7,996)	(29,558)	(46)	(4,252)	(4,849)	(2,153)

Net increase (decrease) in Class B trust shares outstanding. .	(34,021)	(9,497)	(6,291)	(19,973)	94	(3,669)	(4,354)	294

Advisor Class:
Sold	575,571	2,201,965	103,240	361,347	40,182	75,933	—	334
Issued for dividends reinvested	41,289	43,871	3,356	3,910	1,496	1,462	7	4
Redeemed	(145,524)	(356,947)	(124,250)	(149,282)	(4,566)	(15,645)	—	—

Net increase (decrease) in Advisor Class trust
shares outstanding	471,336	1,888,889	(17,654)	215,975	37,112	61,750	7	338

Institutional Class:
Sold	682,305	565,138	—	—	—	—	—	—
Issued for dividends reinvested	2,249	4	1	2	2	3	1	2
Redeemed	(595,057)	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	89,497	565,142	1	2	2	3	1	2

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14

Increase (Decrease) in Net Assets From Operations
Net investment income	$366,587	$740,893	$384,099	$749,759	$367,238	$736,049	$875,796	$1,817,996
Net realized gain (loss) on investments and futures contracts	(538)	(87,842)	34,886	(110,966)	23,779	8,666	32,973	52,566
Net unrealized appreciation (depreciation) of investments	(402,807)	1,432,688	(267,428)	1,442,694	(367,131)	742,960	(1,065,890)	2,344,057

Net increase (decrease) in net assets resulting
from operations	(36,758)	2,085,739	151,557	2,081,487	23,886	1,487,675	(157,121)	4,214,619

Dividends to Shareholders
Net investment income – Class A	(362,960)	(731,053)	(361,193)	(734,409)	(366,260)	(729,347)	(853,670)	(1,787,753)
Net investment income – Class B	(2,731)	(6,310)	(2,920)	(6,224)	(943)	(1,890)	(6,537)	(15,921)
Net investment income – Advisor Class	(1,109)	(1,496)	(1,054)	(8,668)	(2,653)	(3,122)	(9,527)	(8,356)
Net investment income – Institutional Class	(18)	(34)	(20)	(38)	(18)	(35)	(19)	(37)

Total dividends	(366,818)	(738,893)	(365,187)	(749,339)	(369,874)	(734,394)	(869,753)	(1,812,067)

Trust Share Transactions
Class A:
Proceeds from shares sold	1,421,169	1,650,590	578,200	1,270,977	963,482	1,258,168	1,489,529	3,428,826
Reinvestment of dividends	281,363	559,405	282,525	571,633	318,653	629,240	672,058	1,378,603
Cost of shares redeemed	(1,066,008)	(3,125,089)	(838,025)	(2,862,401)	(1,178,222)	(1,792,470)	(2,673,791)	(5,937,076)

	636,524	(915,094)	22,700	(1,019,791)	103,913	94,938	(512,204)	(1,129,647)
Class B:
Proceeds from shares sold	3,600	97,200	—	—	—	—	4,450	26,107
Reinvestment of dividends	2,729	4,753	2,394	4,791	943	1,890	4,709	10,082
Cost of shares redeemed	(35,136)	(115,198)	—	(21,237)	—	(3,332)	(84,270)	(174,229)

	(28,807)	(13,245)	2,394	(16,446)	943	(1,442)	(75,111)	(138,040)

Advisor Class:
Proceeds from shares sold	137,292	64,933	33,138	533,235	36,494	143,099	67,124	536,175
Reinvestment of dividends	1,034	1,497	1,054	7,515	2,653	3,134	7,108	7,052
Cost of shares redeemed	(67,300)	—	(62)	(521,824)	(8,605)	(8,193)	(17,892)	(72,691)

	71,026	66,430	34,130	18,926	30,542	138,040	56,340	470,536

Institutional Class:
Proceeds from shares sold	—	—	—	—	—	—	—	—
Reinvestment of dividends	18	33	20	38	18	35	20	37
Cost of shares redeemed	—	—	—	—	—	—	—	—

	18	33	20	38	18	35	20	37

Net increase (decrease) from trust share transactions	678,761	(861,876)	59,244	(1,017,273)	135,416	231,571	(530,955)	(797,114)

Net increase (decrease) in net assets	275,185	484,970	(154,386)	314,875	(210,572)	984,852	(1,557,829)	1,605,438

Net Assets
Beginning of period	22,881,115	22,396,145	20,384,735	20,069,860	21,855,877	20,871,025	50,275,287	48,669,849

End of period †	$23,156,300	$22,881,115	$20,230,349	$20,384,735	$21,645,305	$21,855,877	$48,717,458	$50,275,287

†Includes undistributed net investment income of	$1,871	$2,102	$46,437	$27,525	$1,424	$4,060	$12,176	$6,133

78	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14

Trust Shares Issued and Redeemed
Class A:
Sold	117,170	137,187	46,348	103,832	77,171	101,540	113,050	263,840
Issued for dividends reinvested	23,183	46,543	22,668	46,847	25,571	50,622	51,109	105,406
Redeemed	(87,979)	(261,598)	(67,071)	(235,391)	(94,785)	(144,676)	(202,798)	(456,096)

Net increase (decrease) in Class A trust shares outstanding	52,374	(77,868)	1,945	(84,712)	7,957	7,486	(38,639)	(86,850)

Class B:
Sold	297	8,084	—	—	—	—	342	2,001
Issued for dividends reinvested	225	395	192	394	76	153	359	773
Redeemed	(2,885)	(9,569)	—	(1,733)	—	(270)	(6,395)	(13,622)

Net increase (decrease) in Class B trust shares outstanding	(2,363)	(1,090)	192	(1,339)	76	(117)	(5,694)	(10,848)

Advisor Class:
Sold	11,448	5,425	2,640	43,991	2,938	11,594	5,089	41,127
Issued for dividends reinvested	85	123	84	612	213	251	542	537
Redeemed	(5,608)	—	(5)	(41,697)	(690)	(659)	(1,354)	(5,556)

Net increase in Advisor Class trust shares outstanding	5,925	5,548	2,719	2,906	2,461	11,186	4,277	36,108

Institutional Class:
Sold	—	—	—	—	—	—	—	—
Issued for dividends reinvested	1	3	2	3	2	3	1	3
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	1	3	2	3	2	3	1	3

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,734,630	$5,704,497	$363,457	$758,929	$382,407	$759,619
Net realized gain (loss) on investments and futures transactions	223,070	(521,546)	29,649	(32,011)	25,133	22,932
Net unrealized appreciation (depreciation) of investments	(2,911,802)	8,117,978	(216,214)	957,874	(336,460)	1,318,663

Net increase in net assets resulting
from operations	45,898	13,300,929	176,892	1,684,792	71,080	2,101,214

Dividends to Shareholders
Net investment income – Class A	(2,642,837)	(5,492,449)	(353,167)	(743,644)	(340,773)	(767,148)
Net investment income – Class B	(17,761)	(38,778)	(1,149)	(5,451)	(826)	(2,320)
Net investment income – Advisor Class	(79,215)	(81,209)	(6,357)	(9,449)	(16)	(35)
Net investment income – Institutional Class	(20)	(37)	(20)	(37)	(16)	(35)

Total dividends	(2,739,833)	(5,612,473)	(360,693)	(758,581)	(341,631)	(769,538)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,160,466	7,093,219	462,893	666,843	301,189	405,218
Reinvestment of dividends	1,984,927	4,109,890	250,749	506,195	275,046	614,607
Cost of shares redeemed	(8,961,569)	(21,589,231)	(591,956)	(5,760,843)	(1,146,477)	(1,604,072)

	(3,816,176)	(10,386,122)	121,686	(4,587,805)	(570,242)	(584,247)

Class B:
Proceeds from shares sold	4,550	66,207	—	—	600	1,200
Reinvestment of dividends	14,423	34,100	1,035	3,552	772	1,851
Cost of shares redeemed	(129,948)	(194,489)	(35,323)	(183,813)	(6,615)	(12,178)

	(110,975)	(94,182)	(34,288)	(180,261)	(5,243)	(9,127)

Advisor Class:
Proceeds from shares sold	1,835,285	4,375,101	95,063	369,297	—	—
Reinvestment of dividends	76,020	77,168	5,583	9,105	16	35
Cost of shares redeemed	(562,979)	(942,902)	(306,238)	(15,543)	—	—

	1,348,326	3,509,367	(205,592)	362,859	16	35

Institutional Class:
Proceeds from shares sold	—	—	—	—	—	—
Reinvestment of dividends	19	38	20	37	16	35
Cost of shares redeemed	—	—	—	—	—	—

	19	38	20	37	16	35

Net decrease from trust share transactions	(2,578,806)	(6,970,899)	(118,174)	(4,405,170)	(575,453)	(593,304)

Net increase (decrease) in net assets	(5,272,741)	717,557	(301,975)	(3,478,959)	(846,004)	738,372

Net Assets
Beginning of period	154,255,675	153,538,118	20,155,412	23,634,371	22,329,785	21,591,413

End of period †	$148,982,934	$154,255,675	$19,853,437	$20,155,412	$21,483,781	$22,329,785

†Includes undistributed net investment income of	$205,699	$210,902	$14,985	$12,221	$48,618	$7,842

82	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Trust Shares Issued and Redeemed
Class A:
Sold	213,820	484,261	33,413	48,461	23,420	32,277
Issued for dividends reinvested	134,394	280,250	18,092	36,756	21,478	48,865
Redeemed	(607,073)	(1,477,168)	(42,456)	(423,881)	(89,628)	(127,781)

Net increase (decrease) in Class A trust shares outstanding	(258,859)	(712,657)	9,049	(338,664)	(44,730)	(46,639)

Class B:
Sold	309	4,526	—	—	47	96
Issued for dividends reinvested	978	2,328	75	259	60	148
Redeemed	(8,734)	(13,318)	(2,547)	(13,465)	(522)	(968)

Net decrease in Class B trust shares outstanding	(7,447)	(6,464)	(2,472)	(13,206)	(415)	(724)

Advisor Class:
Sold	124,514	300,659	6,807	27,055	—	—
Issued for dividends reinvested	5,161	5,237	402	658	1	3
Redeemed	(38,158)	(64,139)	(22,132)	(1,123)	—	—

Net increase (decrease) in Advisor Class trust
shares outstanding	91,517	241,757	(14,923)	26,590	1	3

Institutional Class:
Sold	—	—	—	—	—	—
Issued for dividends reinvested	1	3	1	3	1	3
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	1	3	1	3	1	3

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14

Increase (Decrease) in Net Assets From Operations
Net investment income	$803,454	$1,640,000	$669,911	$1,364,889	$659,504	$1,336,927
Net realized gain (loss) on investments and futures transactions	12,993	256,962	133,434	(109,379)	5,699	(222,319)
Net unrealized appreciation (depreciation) of investments	(904,435)	2,452,223	(610,954)	2,106,458	(790,555)	2,452,289

Net increase (decrease) in net assets resulting
from operations	(87,988)	4,349,185	192,391	3,361,968	(125,352)	3,566,897

Dividends to Shareholders
Net investment income – Class A	(768,479)	(1,573,317)	(653,360)	(1,329,534)	(665,436)	(1,343,559)
Net investment income – Class B	(4,263)	(9,971)	(4,038)	(8,986)	(1,200)	(3,705)
Net investment income – Advisor Class	(45,486)	(54,870)	(7,816)	(8,212)	(1,663)	(2,367)
Net investment income – Institutional Class	(18)	(34)	(20)	(38)	(17)	(34)

Total dividends	(818,246)	(1,638,192)	(665,234)	(1,346,770)	(668,316)	(1,349,665)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,264,958	5,537,075	1,036,596	2,006,306	1,146,299	2,494,834
Reinvestment of dividends	633,708	1,292,119	395,478	806,144	450,257	870,095
Cost of shares redeemed	(2,949,442)	(9,932,392)	(1,642,585)	(3,505,293)	(862,170)	(4,762,102)

	949,224	(3,103,198)	(210,511)	(692,843)	734,386	(1,397,173)

Class B:
Proceeds from shares sold	3,881	600	6,700	5,000	6,269	31,800
Reinvestment of dividends	4,239	9,679	3,249	6,509	993	3,238
Cost of shares redeemed	(24,143)	(136,405)	(32,934)	(39,207)	(37,650)	(88,873)

	(16,023)	(126,126)	(22,985)	(27,698)	(30,388)	(53,835)

Advisor Class:
Proceeds from shares sold	429,715	4,351,498	273,377	315,041	—	131,964
Reinvestment of dividends	25,838	43,561	6,486	6,313	1,663	2,365
Cost of shares redeemed	(587,625)	(1,750,702)	(92,935)	(13,233)	(12,400)	(31,962)

	(132,072)	2,644,357	186,928	308,121	(10,737)	102,367

Institutional Class:
Proceeds from shares sold	—	—	—	—	—	—
Reinvestment of dividends	18	34	21	38	17	33
Cost of shares redeemed	—	—	—	—	—	—

	18	34	21	38	17	33

Net increase (decrease) from trust share transactions	801,147	(584,933)	(46,547)	(412,382)	693,278	(1,348,608)

Net increase (decrease) in net assets	(105,087)	2,126,060	(519,390)	1,602,816	(100,390)	868,624

Net Assets
Beginning of period	50,293,381	48,167,321	36,955,622	35,352,806	40,661,481	39,792,857

End of period †	$50,188,294	$50,293,381	$36,436,232	$36,955,622	$40,561,091	$40,661,481

†Includes undistributed net investment income (deficit) of	$17,776	$32,568	$47,650	$42,973	$(3,734)	$5,078

86	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Trust Shares Issued and Redeemed
Class A:
Sold	236,576	405,132	77,070	150,878	85,994	189,197
Issued for dividends reinvested	45,981	94,561	29,317	60,434	33,801	65,801
Redeemed	(214,109)	(727,440)	(121,636)	(263,622)	(64,597)	(361,355)

Net increase (decrease) in Class A trust shares outstanding	68,448	(227,747)	(15,249)	(52,310)	55,198	(106,357)

Class B:
Sold	281	44	497	377	465	2,440
Issued for dividends reinvested	309	711	242	490	75	246
Redeemed	(1,745)	(10,052)	(2,451)	(2,935)	(2,840)	(6,734)

Net decrease in Class B trust shares outstanding	(1,155)	(9,297)	(1,712)	(2,068)	(2,300)	(4,048)

Advisor Class:
Sold	31,297	319,040	20,146	23,928	—	10,047
Issued for dividends reinvested	1,878	3,171	481	470	125	178
Redeemed	(42,779)	(126,831)	(6,816)	(982)	(932)	(2,423)

Net increase (decrease) in Advisor Class trust
shares outstanding	(9,604)	195,380	13,811	23,416	(807)	7,802

Institutional Class:
Sold	—	—	—	—	—	—
Issued for dividends reinvested	1	3	1	3	1	3
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	1	3	1	3	1	3

88	See notes to financial statements	89

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. Each Fund is diversified. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations that are provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

90

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below: Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2015:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:*
Tax Exempt Income	—	$659,376,999	—
Tax Exempt Opportunities	—	260,396,862	—
California	—	48,970,948	—
Connecticut	—	33,542,751	—
Massachusetts	—	21,939,421	—
Michigan	—	20,043,628	—
Minnesota	—	21,351,884	—
New Jersey	—	48,608,815	—
New York	—	148,107,801	—
North Carolina	—	19,511,588	—
Ohio	—	21,179,788	—
Oregon	—	47,279,305	—
Pennsylvania	—	35,635,415	—
Virginia	—	39,972,428	—

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	—	$3,000,000	—
Tax Exempt Opportunities	—	7,800,000	—
California	—	500,000	—
Massachusetts	—	1,000,000	—
Oregon	—	1,499,200	—
Virginia	—	500,000	—

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment

92

companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2014, capital loss carryovers were as follows:

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$9,815,263	$—	$—	$7,873,827	$1,941,436
Tax Exempt Opportunities	6,067,350	—	—	4,966,361	1,100,989
California	1,209,332	—	—	659,782	549,550
Connecticut	563,350	—	—	140,871	422,479
Massachusetts	545,518	—	—	307,828	237,690
Michigan	135,153	—	—	—	135,153
Minnesota	292,118	24,765	—	267,353	—
New Jersey	715,823	—	—	—	715,823
New York	3,844,190	—	634,149	1,454,253	1,755,788
North Carolina	380,385	—	—	75,629	304,756
Ohio	271,589	—	—	271,589	—
Oregon	1,266,162	—	—	591,549	674,613
Pennsylvania	293,290	—	—	—	293,290
Virginia	1,326,475	—	289,554	538,179	498,742

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2015, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $1,521 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities,

94

including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2015, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2015, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack

96

of liquidity with respect to the swap agreements. For the six months ended June 30, 2015, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2015, the Funds had no investments in MMD Rate Locks.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions. Expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the six months ended June 30, 2015, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$49,924,500	$40,001,501
Tax Exempt Opportunities	94,515,513	96,491,496
California	21,578,882	19,991,817
Connecticut	4,166,350	4,821,091
Massachusetts	1,376,101	1,124,489
Michigan	3,775,549	3,550,455
Minnesota	2,252,840	2,533,130
New Jersey	8,091,163	7,844,445
New York	31,401,512	33,865,993
North Carolina	1,215,933	1,576,270
Ohio	4,529,487	5,202,451
Oregon	7,449,038	8,383,208
Pennsylvania	9,465,601	9,892,660
Virginia	7,651,640	7,125,014

98

At June 30, 2015, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$594,624,928	$67,872,141	$120,070	$67,752,071
Tax Exempt Opportunities	244,990,971	23,501,277	295,386	23,205,891
California	44,838,211	4,632,737	—	4,632,737
Connecticut	31,107,260	2,449,600	14,109	2,435,491
Massachusetts	20,707,522	2,231,899	—	2,231,899
Michigan	18,126,633	1,916,995	—	1,916,995
Minnesota	19,595,717	1,760,172	4,005	1,756,167
New Jersey	44,542,545	4,091,105	24,835	4,066,270
New York	133,674,220	14,486,408	52,827	14,433,581
North Carolina	17,427,097	2,084,491	—	2,084,491
Ohio	19,347,103	1,848,559	15,874	1,832,685
Oregon	44,732,968	4,071,378	25,841	4,045,537
Pennsylvania	32,107,974	3,533,260	5,819	3,527,441
Virginia	37,453,840	3,045,190	26,602	3,018,588

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2015, total trustees fees accrued by the Funds amounted to $39,727.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2015, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds, and .53% for each of the Single State Tax Exempt Funds. For the six months ended June 30, 2015, advisory fees accrued by the Funds to FIMCO were $4,328,147 of which $397,312 was voluntarily waived by FIMCO as noted above.

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2015

For the six months ended June 30, 2015, FIC, as underwriter, received $1,306,075 in commissions from the sale of shares of the Funds after allowing $67,482 to other dealers. Shareholder servicing costs included $380,547 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2015, total distribution plan fees accrued to FIC by the Funds amounted to $2,142,483.

6. Subsequent Events—Subsequent events occurring after June 30, 2015 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

100

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101

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset						Net Assets**				Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
TAX EXEMPT INCOME FUND (d)
Class A
2010	$ 9.80	$ .424		$ (.346)	$ .078	$ .426	$.012	$.438	$ 9.44	.71%		$686,589.96%			.96%		4.30%		1.00%		4.26%		18%
2011	9.44	.421		.530	.951	.421	—	.421	9.97	10.32		706,877.96			.96		4.37		1.01		4.32		15
2012	9.97	.408		.304	.712	.412	—	.412	10.27	7.23		723,256.95			.96		3.99		1.00		3.94		10
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56	(3.18)		640,625.96			.96		4.01		1.00		3.97		12
2014	9.56	.395	(a)	.444	.839	.389	—	.389	10.01	8.88		645,294.95			.95		3.99		1.00		3.94		11
2015 (c)	10.01	.196	(a)	(.162)	.034	.194	—	.194	9.85	.33	††	631,171.96		†	.96	†	3.95	†	1.01	†	3.90	†	6	††
Class B
2010	9.78	.364		(.346)	.018	.356	.012	.368	9.43	.11		4,081	1.66		1.66		3.60		1.70		3.56		18
2011	9.43	.382		.490	.872	.352	—	.352	9.95	9.43		2,157	1.66		1.66		3.67		1.71		3.62		15
2012	9.95	.358		.294	.652	.342	—	.342	10.26	6.62		1,610	1.65		1.66		3.29		1.70		3.24		10
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54	(3.96)		1,431	1.70		1.70		3.28		1.74		3.24		12
2014	9.54	.320	(a)	.449	.769	.319	—	.319	9.99	8.14		1,403	1.70		1.70		3.24		1.75		3.19		11
2015(c)	9.99	.158	(a)	(.168)	(.010)	.160	—	.160	9.82	(.11	)††	1,046	1.73	†	1.73	†	3.19	†	1.77	†	3.15	†	6	††
Advisor Class
2013(b)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54	(4.97	)††	1.81		†	.81	†	4.16	†	.85	†	4.12	†	12
2014	9.54	.422	(a)	.442	.864	.404	—	.404	10.00	9.17		18,887.64			.64		4.24		.68		4.20		11
2015(c)	10.00	.211	(a)	(.164)	.047	.207	—	.207	9.84	.46	††	23,218.65		†	.65	†	4.27	†	.69	†	4.23	†	6	††
Institutional Class
2013(b)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57	(4.68	)††	1.66		†	.66	†	4.31	†	.70	†	4.27	†	12
2014	9.57	.437	(a)	.427	.864	.404	—	.404	10.03	9.14		5,667.63			.63		4.36		.67		4.32		11
2015(c)	10.03	.209	(a)	(.172)	.037	.207	—	.207	9.86	.36	††	6,458.63		†	.63	†	4.23	†	.68	†	4.18	†	6	††
TAX EXEMPT OPPORTUNITIES FUND (e)
Class A
2010	$15.96	$.604		$ (.483)	$ .121	$.616	$.285	$.901	$15.18	.67%		$192,875	1.01%		1.01%		3.75%		1.06%		3.70%		107%
2011	15.18	.604		1.143	1.747	.607	—	.607	16.32	11.76		221,961	1.01		1.01		3.87		1.06		3.82		91
2012	16.32	.541		.901	1.442	.547	.055	.602	17.16	8.92		294,784	1.00		1.00		3.17		1.05		3.12		90
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81	(4.97)		258,898	1.01		1.01		3.27		1.06		3.22		84
2014	15.81	.552	(a)	1.241	1.793	.533	—	.533	17.07	11.46		265,621.99			.99		3.31		1.04		3.26		70
2015(c)	17.07	.272	(a)	(.259)	.013	.273	—	.273	16.81	.06	††	261,779	1.01	†	1.01	†	3.22	†	1.06	†	3.17	†	36
Class B
2010	15.96	.511		(.503)	.008	.513	.285	.798	15.17	(.04)		5,860	1.71		1.71		3.05		1.76		3.00		107
2011	15.17	.515		1.127	1.642	.502	—	.502	16.31	11.03		4,458	1.71		1.71		3.17		1.76		3.12		91
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13	8.14		4,220	1.70		1.70		2.47		1.75		2.42		90
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77	(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
2014	15.77	.429	(a)	1.238	1.667	.427	—	.427	17.01	10.66		2,779	1.72		1.72		2.59		1.77		2.54		70
2015(c)	17.01	.207	(a)	(.260)	(.053)	.217	—	.217	16.74	(.32	)††	2,629	1.76	†	1.76	†	2.46	†	1.81	†	2.41	†	36	††
Advisor Class
2013(b)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79	(6.78	)††	1.84		†	.84	†	3.44	†	.89	†	3.39	†	84
2014	15.79	.583	(a)	1.221	1.804	.544	—	.544	17.05	11.55		3,684.78			.78		3.46		.83		3.41		70
2015(c)	17.05	.291	(a)	(.259)	.032	.282	—	.282	16.80	.18	††	3,332.78		†	.78	†	3.45	†	.83	†	3.40	†	36	††
Institutional Class
2013(b)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84	(6.49	)††	1.69		†	.69	†	3.59	†	.74	†	3.54	†	84
2014	15.84	.568	(a)	1.246	1.814	.544	—	.544	17.11	11.57		1.66			.66		3.64		.71		3.59		70
2015(c)	17.11	.279	(a)	(.267)	.012	.282	—	.282	16.84	.06	††	1.68		†	.68	†	3.55	†	.73	†	3.50	†	36	††

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2010	$ 12.10	$.479		$ (.408)	$ .071	$.480	$.021	$.501	$11.67	.50%		$31,423	1.03%		1.03%		3.94%		1.08%		3.89%		42%
2011	11.67	.476		.704	1.180	.480	—	.480	12.37	10.35		35,628	1.04		1.04		4.00		1.09		3.95		20
2012	12.37	.449		.595	1.044	.454	—	.454	12.96	8.53		47,811	1.01		1.01		3.49		1.06		3.44		26
2013	12.96	.426	(a)	(.798)	(.372)	.408	—	.408	12.18	(2.91)		46,231	1.00		1.00		3.41		1.06		3.35		56
2014	12.18	.448	(a)	.831	1.279	.439	—	.439	13.02	10.62		47,909.99			.99		3.51		1.06		3.44		47
2015(c)	13.02	.218	(a)	(.197)	.021	.221	—	.221	12.82	.15	††	47,480.99		†	.99	†	3.38	†	1.06	†	3.31	†	41	††
Class B
2010	12.11	.426		(.438)	(.012)	.397	.021	.418	11.68	(.18)		675	1.73		1.73		3.24		1.78		3.19		42
2011	11.68	.537		.550	1.087	.397	—	.397	12.37	9.49		269	1.74		1.74		3.30		1.79		3.25		20
2012	12.37	.362		.589	.951	.371	—	.371	12.95	7.75		279	1.71		1.71		2.79		1.76		2.74		26
2013	12.95	.326	(a)	(.791)	(.465)	.325	—	.325	12.16	(3.63)		65	1.75		1.75		2.60		1.81		2.54		56
2014	12.16	.346	(a)	.830	1.176	.356	—	.356	12.98	9.76		22	1.83		1.83		2.73		1.90		2.66		47
2015(c)	12.98	.165	(a)	(.196)	(.031)	.179	—	.179	12.77	(.25	)††	23	1.79	†	1.79	†	2.58	†	1.87	†	2.50	†	41	††
Advisor Class
2013(b)	13.07	.265	(a)	(.905)	(.640)	.270	—	.270	12.16	(4.89	)††	1.85		†	.85	†	3.56	†	.91	†	3.50	†	56
2014	12.16	.481	(a)	.824	1.305	.465	—	.465	13.00	10.86		804.69			.69		3.73		.76		3.66		47
2015(c)	13.00	.237	(a)	(.194)	.043	.243	—	.243	12.80	.32	††	1,266.69		†	.69	†	3.69	†	.76	†	3.62	†	41	††
Institutional Class
2013(b)	13.07	.311	(a)	(.911)	(.600)	.270	—	.270	12.20	(4.58	)††	1.70		†	.70	†	3.71	†	.76	†	3.65	†	56
2014	12.20	.456	(a)	.849	1.305	.465	—	.465	13.04	10.82		1.67			.67		3.83		.74		3.76		47
2015(c)	13.04	.221	(a)	(.198)	.023	.243	—	.243	12.82	.17	††	1.67		†	.67	†	3.70	†	.74	†	3.63	†	41	††
CONNECTICUT FUND
Class A
2010	$13.39	$.502		$ (.465)	$ .037	$.507	$ —	$.507	$12.92	.20%		$33,912	1.02%		1.02%		3.74%		1.07%		3.69%		15%
2011	12.92	.500		.822	1.322	.502	—	.502	13.74	10.45		34,671	1.02		1.02		3.78		1.07		3.73		30
2012	13.74	.472		.423	.895	.473	.092	.565	14.07	6.58		35,957	1.00		1.00		3.35		1.05		3.30		24
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03	(4.16)		32,100	1.01		1.01		3.43		1.07		3.37		23
2014	13.03	.451	(a)	.687	1.138	.458	—	.458	13.71	8.83		34,767.99			.99		3.33		1.06		3.26		19
2015(c)	13.71	.225	(a)	(.219)	.006	.216	—	.216	13.50	.04	††	34,163.99		†	.99	†	3.32	†	1.06	†	3.25	†	12	††
Class B
2010	13.37	.411		(.470)	(.059)	.411	—	.411	12.90	(.52)		888	1.72		1.72		3.04		1.77		2.99		15
2011	12.90	.411		.823	1.234	.404	—	.404	13.73	9.73		689	1.72		1.72		3.08		1.77		3.03		30
2012	13.73	.372		.416	.788	.376	.092	.468	14.05	5.78		764	1.70		1.70		2.65		1.75		2.60		24
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01	(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
2014	13.01	.352	(a)	.686	1.038	.358	—	.358	13.69	8.05		837	1.72		1.72		2.60		1.79		2.53		19
2015(c)	13.69	.176	(a)	(.214)	(.038)	.162	—	.162	13.49	(.28	)††	765	1.72	†	1.72	†	2.60	†	1.79	†	2.53	†	12	††
Advisor Class
2013(b)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01	(5.43	)††	1.87		†	.87	†	3.57	†	.93	†	3.51	†	23
2014	13.01	.363	(a)	.745	1.108	.458	—	.458	13.66	8.61		6.85			.85		3.47		.92		3.40		19
2015(c)	13.66	.234	(a)	(.225)	.009	.219	—	.219	13.45	.06	††	6.83		†	.83	†	3.48	†	.89	†	3.42	†	12	††
Institutional Class
2013(b)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06	(5.07	)††	1.72		†	.72	†	3.72	†	.78	†	3.66	†	23
2014	13.06	.479	(a)	.689	1.168	.458	—	.458	13.77	9.04		1.68			.68		3.64		.75		3.57		19
2015(c)	13.77	.227	(a)	(.228)	(.001)	.219	—	.219	13.55	(.02	)††	1.68		†	.68	†	3.63	†	.75	†	3.56	†	12	††

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
MASSACHUSETTS FUND
Class A
2010	$11.70	$.456		$ (.406)	$ .050	$.450	$ —	$.450	$11.30	.35%		$24,258	1.05%		1.05%		3.88%		1.10%		3.83%		20%
2011	11.30	.446		.786	1.232	.452	—	.452	12.08	11.15		25,190	1.05		1.05		3.84		1.10		3.79		37
2012	12.08	.418		.426	.844	.418	.066	.484	12.44	7.05		25,802	1.04		1.04		3.36		1.09		3.31		44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48	(4.49)		22,164	1.07		1.07		3.29		1.13		3.23		52
2014	11.48	.395	(a)	.699	1.094	.394	—	.394	12.18	9.63		22,580	1.08		1.08		3.30		1.15		3.23		11
2015(c)	12.18	.194	(a)	(.210)	(.016)	.194	—	.194	11.97	(.14	)††	22,818	1.08	†	1.08	†	3.22	†	1.15	†	3.15	†	5	††
Class B
2010	11.71	.412		(.450)	(.038)	.372	—	.372	11.30	(.41)		697	1.75		1.75		3.18		1.80		3.13		20
2011	11.30	.441		.713	1.154	.374	—	.374	12.08	10.40		418	1.75		1.75		3.14		1.80		3.09		37
2012	12.08	.374		.372	.746	.340	.066	.406	12.42	6.22		337	1.74		1.74		2.66		1.79		2.61		44
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46	(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
2014	11.46	.309	(a)	.706	1.015	.315	—	.315	12.16	8.93		231	1.79		1.79		2.58		1.86		2.51		11
2015(c)	12.16	.151	(a)	(.208)	(.057)	.153	—	.153	11.95	(.48	)††	199	1.79	†	1.79	†	2.51	†	1.86	†	2.44	†	5	††
Advisor Class
2013(b)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46	(5.93	)††	1.91		†	.91	†	3.45	†	.97	†	3.39	†	52
2014	11.46	.425	(a)	.703	1.128	.408	—	.408	12.18	9.95		69.78			.78		3.51		.85		3.44		11
2015(c)	12.18	.206	(a)	(.189)	.017	.207	—	.207	11.99	.13	††	138.89		†	.89	†	3.43	†	.96	†	3.36	†	5	††
Institutional Class
2013(b)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49	(5.69	)††	1.76		†	.76	†	3.60	†	.82	†	3.54	†	52
2014	11.49	.419	(a)	.709	1.128	.408	—	.408	12.21	9.91		1.75			.75		3.63		.82		3.56		11
2015(c)	12.21	.200	(a)	(.213)	(.013)	.207	—	.207	11.99	(.12	)††	1.76		†	.76	†	3.54	†	.83	†	3.47	†	5	††
MICHIGAN FUND
Class A
2010	$12.12	$.479		$ (.340)	$ .139	$.486	$.123	$.609	$11.65	1.07%		$25,111	1.04%		1.04%		3.92%		1.09%		3.87%		36%
2011	11.65	.474		.826	1.300	.477	.023	.500	12.45	11.40		22,340	1.07		1.07		3.96		1.12		3.91		25
2012	12.45	.452		.439	.891	.448	.033	.481	12.86	7.24		23,453	1.05		1.05		3.54		1.10		3.49		28
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68	(5.81)		19,867	1.06		1.06		3.69		1.12		3.63		17
2014	11.68	.448	(a)	.790	1.238	.448	—	.448	12.47	10.75		20,149	1.06		1.06		3.68		1.13		3.61		54
2015(c)	12.47	.237	(a)	(.142)	.095	.225	—	.225	12.34	.76	††	19,961	1.06	†	1.06	†	3.83	†	1.13	†	3.76	†	18	††
Class B
2010	12.11	.399		(.344)	.055	.402	.123	.525	11.64	.38		504	1.74		1.74		3.22		1.79		3.17		36
2011	11.64	.401		.805	1.206	.393	.023	.416	12.43	10.55		254	1.77		1.77		3.26		1.82		3.21		25
2012	12.43	.362		.445	.807	.364	.033	.397	12.84	6.55		259	1.75		1.75		2.84		1.80		2.79		28
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66	(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
2014	11.66	.361	(a)	.773	1.134	.364	—	.364	12.43	9.83		197	1.78		1.78		2.97		1.85		2.90		54
2015(c)	12.43	.192	(a)	(.149)	.043	.183	—	.183	12.29	.34	††	198	1.77	†	1.77	†	3.12	†	1.84	†	3.05	†	18	††
Advisor Class
2013(b)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67	(6.48	)††	1.90		†	.90	†	3.85	†	.96	†	3.79	†	17
2014	11.67	.485	(a)	.831	1.316	.466	—	.466	12.52	11.45		37.72			.72		3.96		.79		3.89		54
2015(c)	12.52	.247	(a)	(.147)	.100	.240	—	.240	12.38	.80	††	71.90		†	.90	†	3.99	†	.96	†	3.93	†	18	††
Institutional Class
2013(b)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69	(6.32	)††	1.75		†	.75	†	4.00	†	.81	†	3.94	†	17
2014	11.69	.451	(a)	.795	1.246	.466	—	.466	12.47	10.81		1.74			.74		4.00		.81		3.93		54
2015(c)	12.47	.244	(a)	(.144)	.100	.240	—	.240	12.33	.80	††	1.75		†	.75	†	4.14	†	.82	†	4.07	†	18	††

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
MINNESOTA FUND
Class A
2010	$12.06	$.440		$ (.356)	$ .084	$.434	—	$.434	$11.71	.63%		$21,784	1.05%		1.05%		3.63%		1.10%		3.58%		30%
2011	11.71	.441		.793	1.234	.444	—	.444	12.50	10.74		23,571	1.04		1.04		3.66		1.09		3.61		11
2012	12.50	.429		.391	.820	.440	—	.440	12.88	6.63		24,579	1.03		1.03		3.35		1.08		3.30		5
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07	(3.07)		20,802	1.08		1.08		3.34		1.14		3.28		24
2014	12.07	.421	(a)	.439	.860	.420	—	.420	12.51	7.20		21,646	1.04		1.04		3.39		1.11		3.32		8
2015(c)	12.51	.208	(a)	(.198)	.010	.210	—	.210	12.31	.07	††	21,407	1.04	†	1.04	†	3.37	†	1.11	†	3.30	†	10	††
Class B
2010	12.06	.412		(.406)	.006	.356	—	.356	11.71	(.02)		144	1.75		1.75		2.93		1.80		2.88		30
2011	11.71	.504		.642	1.146	.366	—	.366	12.49	9.94		67	1.74		1.74		2.96		1.79		2.91		11
2012	12.49	.311		.421	.732	.362	—	.362	12.86	5.91		79	1.73		1.73		2.65		1.78		2.60		5
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03	(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
2014	12.03	.322	(a)	.440	.762	.342	—	.342	12.45	6.39		68	1.83		1.83		2.60		1.90		2.53		8
2015(c)	12.45	.162	(a)	(.201)	(.039)	.171	—	.171	12.24	(.32	)††	68	1.79	†	1.79	†	2.63	†	1.86	†	2.56	†	10	††
Advisor Class
2013(b)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05	(4.35	)††	1.93		†	.93	†	3.49	†	.99	†	3.43	†	24
2014	12.05	.447	(a)	.437	.884	.434	—	.434	12.50	7.42		141.79			.79		3.59		.86		3.52		8
2015(c)	12.50	.224	(a)	(.192)	.032	.222	—	.222	12.31	.25	††	169.79		†	.79	†	3.63	†	.86	†	3.56	†	10	††
Institutional Class
2013(b)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08	(4.12	)††	1.78		†	.78	†	3.64	†	.84	†	3.58	†	24
2014	12.08	.445	(a)	.439	.884	.434	—	.434	12.53	7.40		1.73			.73		3.70		.80		3.63		8
2015(c)	12.53	.220	(a)	(.198)	.022	.222	—	.222	12.33	.17	††	1.73		†	.73	†	3.68	†	.80	†	3.61	†	10	††
NEW JERSEY FUND
Class A
2010	$13.02	$.521		$ (.453)	$ .068	$.518	$ —	$.518	$12.57	.44%		$52,542.99%			.99%		3.99%		1.04%		3.94%		21%
2011	12.57	.523		.779	1.302	.522	—	.522	13.35	10.60		53,470.99			.99		4.07		1.04		4.02		12
2012	13.35	.497		.366	.863	.517	.026	.543	13.67	6.52		56,669.98			.98		3.63		1.03		3.58		24
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60	(4.31)		48,023.99			.99		3.72		1.05		3.66		29
2014	12.60	.475	(a)	.618	1.093	.473	—	.473	13.22	8.78		49,263.97			.97		3.64		1.04		3.57		30
2015(c)	13.22	.233	(a)	(.272)	(.039)	.231	—	.231	12.95	(.31	)††	47,744.98		†	.98	†	3.57	†	1.05	†	3.50	†	16	††
Class B
2010	13.02	.448		(.479)	(.031)	.429	—	.429	12.56	(.31)		1,285	1.69		1.69		3.29		1.74		3.24		21
2011	12.56	.490		.723	1.213	.433	—	.433	13.34	9.85		779	1.69		1.69		3.37		1.74		3.32		12
2012	13.34	.398		.366	.764	.428	.026	.454	13.65	5.77		813	1.68		1.68		2.93		1.73		2.88		24
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56	(5.11)		645	1.74		1.74		2.96		1.80		2.90		29
2014	12.56	.371	(a)	.630	1.001	.381	—	.381	13.18	8.04		534	1.76		1.76		2.85		1.83		2.78		30
2015(c)	13.18	.180	(a)	(.277)	(.097)	.183	—	.183	12.90	(.75	)††	449	1.78	†	1.78	†	2.77	†	1.85	†	2.70	†	16	††
Advisor Class
2013(b)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57	(6.09	)††	1.84		†	.84	†	3.87	†	.90	†	3.81	†	29
2014	12.57	.506	(a)	.616	1.122	.492	—	.492	13.20	9.04		478.67			.67		3.86		.74		3.79		30
2015(c)	13.20	.252	(a)	(.273)	(.021)	.249	—	.249	12.93	(.18	)††	523.67		†	.67	†	3.87	†	.74	†	3.80	†	16	††
Institutional Class
2013(b)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62	(5.72	)††	1.69		†	.69	†	4.02	†	.75	†	3.96	†	29
2014	12.62	.473	(a)	.629	1.102	.492	—	.492	13.23	8.83		1.66			.66		3.95		.73		3.88		30
2015(c)	13.23	.232	(a)	(.283)	(.051)	.249	—	.249	12.93	(.40	)††	1.67		†	.67	†	3.88	†	.74	†	3.81	†	16	††

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
NEW YORK FUND
Class A
2010	$14.41	$.576		$ (.450)	$ .126	$.576	—	$.576	$13.96	.79%		$149,798.97%			.97%		3.97%		1.02%		3.92%		29%
2011	13.96	.579		.860	1.439	.579	—	.579	14.82	10.54		159,525.97			.97		4.05		1.02		4.00		25
2012	14.82	.556		.405	.961	.571	—	.571	15.21	6.55		171,448.96			.97		3.66		1.02		3.61		26
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12	(3.78)		152,201.96			.96		3.65		1.02		3.59		45
2014	14.12	.539	(a)	.712	1.251	.531	—	.531	14.84	8.96		149,367.94			.94		3.69		1.01		3.62		28
2015(c)	14.84	.265	(a)	(.269)	(.004)	.266	—	.266	14.57	(.04	)††	142,955.95		†	.95	†	3.62	†	1.02	†	3.55	†	21	††
Class B
2010	14.40	.481		(.447)	.034	.474	—	.474	13.96	.16		1,453	1.67		1.67		3.27		1.72		3.22		29
2011	13.96	.487		.840	1.327	.477	—	.477	14.81	9.68		1,123	1.67		1.67		3.35		1.72		3.30		25
2012	14.81	.445		.414	.859	.469	—	.469	15.20	5.84		1,638	1.66		1.67		2.96		1.72		2.91		26
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10	(4.52)		1,335	1.68		1.68		2.92		1.74		2.86		45
2014	14.10	.433	(a)	.714	1.147	.427	—	.427	14.82	8.21		1,307	1.67		1.67		2.96		1.74		2.89		28
2015(c)	14.82	.212	(a)	(.268)	(.056)	.214	—	.214	14.55	(.39	)††	1,175	1.68	†	1.68	†	2.89	†	1.75	†	2.82	†	21	††
Advisor Class
2013(b)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09	(5.40	)††	1.81		†	.81	†	3.80	†	.87	†	3.74	†	45
2014	14.09	.573	(a)	.697	1.270	.550	—	.550	14.81	9.13		3,581.64			.64		3.89		.71		3.82		28
2015(c)	14.81	.287	(a)	(.265)	.022	.282	—	.282	14.55	.14	††	4,852.65		†	.65	†	3.93	†	.72	†	3.86	†	21	††
Institutional Class
2013(b)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14	(5.06	)††	1.66		†	.66	†	3.95	†	.72	†	3.89	†	45
2014	14.14	.554	(a)	.716	1.270	.550	—	.550	14.86	9.09		1.62			.62		4.01		.69		3.94		28
2015(c)	14.86	.268	(a)	(.266)	.002	.282	—	.282	14.58	.00	††	1.63		†	.63	†	3.94	†	.70	†	3.87	†	21	††
NORTH CAROLINA FUND
Class A
2010	$13.52	$.520		$ (.408)	$ .112	$ .519	$ .013	$.532	$13.10	.74%		$23,224	1.03%		1.03%		3.80%		1.08%		3.75%		18%
2011	13.10	.524		.898	1.422	.522	—	.522	14.00	11.08		25,331	1.02		1.02		3.89		1.07		3.84		21
2012	14.00	.503		.415	.918	.518	—	.518	14.40	6.63		27,039	1.01		1.01		3.51		1.06		3.46		24
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29	(4.30)		23,349	1.02		1.02		3.64		1.08		3.58		24
2014	13.29	.501	(a)	.579	1.080	.500	—	.500	13.87	8.22		19,672	1.03		1.03		3.64		1.10		3.57		11
2015(c)	13.87	.252	(a)	(.132)	.120	.250	—	.250	13.74	.86	††	19,613	1.03	†	1.03	†	3.67	†	1.10	†	3.60	†	6	††
Class B
2010	13.53	.428		(.422)	.006	.423	.013	.436	13.10	(.04)		1,212	1.73		1.73		3.10		1.78		3.05		18
2011	13.10	.448		.888	1.336	.426	—	.426	14.01	10.37		518	1.72		1.72		3.19		1.77		3.14		21
2012	14.01	.410		.402	.812	.422	—	.422	14.40	5.84		424	1.71		1.71		2.81		1.76		2.76		24
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29	(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
2014	13.29	.402	(a)	.572	.974	.404	—	.404	13.86	7.40		113	1.77		1.77		2.93		1.84		2.86		11
2015(c)	13.86	.198	(a)	(.136)	.062	.202	—	.202	13.72	.45	††	78	1.81	†	1.81	†	2.89	†	1.88	†	2.82	†	6	††
Advisor Class
2013(b)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28	(5.42	)††	1.88		†	.88	†	3.78	†	.94	†	3.72	†	24
2014	13.28	.537	(a)	.570	1.107	.517	—	.517	13.87	8.43		370.72			.72		3.88		.79		3.81		11
2015(c)	13.87	.274	(a)	(.130)	.144	.264	—	.264	13.75	1.04	††	161.72		†	.72	†	3.99	†	.79	†	3.92	†	6	††
Institutional Class
2013(b)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30	(5.28	)††	1.73		†	.73	†	3.93	†	.79	†	3.87	†	24
2014	13.30	.511	(a)	.586	1.097	.517	—	.517	13.88	8.34		1.72			.72		3.95		.79		3.88		11
2015(c)	13.88	.251	(a)	(.137)	.114	.264	—	.264	13.73	.82	††	1.72		†	.72	†	3.98	†	.79	†	3.91	†	6	††

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset						Net Assets**				Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
OHIO FUND
Class A
2010	$12.47	$.484		$ (.369)	$ .115	$.488	$.017	$.505	$12.08	.84%		$23,079	1.04%		1.04%		3.85%		1.09%		3.80%		30%
2011	12.08	.486		.599	1.085	.485	—	.485	12.68	9.18		23,155	1.04		1.04		3.95		1.09		3.90		35
2012	12.68	.464		.330	.794	.467	.007	.474	13.00	6.32		24,132	1.03		1.03		3.57		1.08		3.52		28
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06	(3.92)		21,506	1.04		1.04		3.58		1.10		3.52		69
2014	12.06	.430	(a)	.765	1.195	.435	—	.435	12.82	10.04		22,249	1.03		1.03		3.42		1.10		3.35		81
2015(c)	12.82	.221	(a)	(.183)	.038	.198	—	.198	12.66	.29	††	21,409	1.03	†	1.03	†	3.48	†	1.10	†	3.41	†	21	††
Class B
2010	12.48	.406		(.374)	.032	.405	.017	.422	12.09	.18		566	1.74		1.74		3.15		1.79		3.10		30
2011	12.09	.422		.570	.992	.402	—	.402	12.68	8.36		245	1.74		1.74		3.25		1.79		3.20		35
2012	12.68	.382		.319	.701	.384	.007	.391	12.99	5.57		190	1.73		1.73		2.87		1.78		2.82		28
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04	(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
2014	12.04	.320	(a)	.756	1.076	.346	—	.346	12.77	9.03		79	1.90		1.90		2.56		1.97		2.49		81
2015(c)	12.77	.159	(a)	(.184)	(.025)	.135	—	.135	12.61	(.20	)††	73	1.98	†	1.98	†	2.52	†	2.05	†	2.45	†	21	††
Advisor Class
2013(b)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04	(5.59	)††	1.89		†	.89	†	3.73	†	.95	†	3.67	†	69
2014	12.04	.397	(a)	.758	1.155	.435	—	.435	12.76	9.71		1.89			.89		3.56		.96		3.49		81
2015(c)	12.76	.159	(a)	(.184)	(.025)	.195	—	.195	12.54	(.21	)††	1.89		†	.89	†	3.62	†	.96	†	3.55	†	21	††
Institutional Class
2013(b)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07	(5.35	)††	1.74		†	.74	†	3.88	†	.80	†	3.82	†	69
2014	12.07	.459	(a)	.756	1.215	.435	—	.435	12.85	10.20		1.72			.72		3.73		.79		3.66		81
2015(c)	12.85	.233	(a)	(.178)	.055	.195	—	.195	12.71	.42	††	1.72		†	.72	†	3.79	†	.79	†	3.72	†	21	††
OREGON FUND
Class A
2010	13.31	$.485		$ (.397)	$ .088	$.487	$.021	$.508	$12.89	.58%		$42,724	1.02%		1.02%		3.61%		1.07%		3.56%		16%
2011	12.89	.483		.935	1.418	.488	—	.488	13.82	11.24		46,952	1.01		1.01		3.65		1.06		3.60		26
2012	13.82	.455		.439	.894	.454	—	.454	14.26	6.51		53,879	1.00		1.00		3.19		1.05		3.14		14
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10	(5.08)		47,716	1.00		1.00		3.29		1.06		3.23		43
2014	13.10	.446	(a)	.729	1.175	.445	—	.445	13.83	9.06		47,248.99			.99		3.27		1.06		3.20		25
2015(c)	13.83	.218	(a)	(.235)	(.017)	.223	—	.223	13.59	(.14	)††	47,342.99		†	.99	†	3.19	†	1.06	†	3.12	†	15	††
Class B
2010	13.29	.393		(.397)	(.004)	.395	.021	.416	12.87	(.11)		967	1.72		1.72		2.91		1.77		2.86		16
2011	12.87	.392		.924	1.316	.396	—	.396	13.79	10.39		633	1.71		1.71		2.95		1.76		2.90		26
2012	13.79	.355		.443	.798	.358	—	.358	14.23	5.81		563	1.70		1.70		2.49		1.75		2.44		14
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06	(5.83)		450	1.76		1.76		2.54		1.82		2.48		43
2014	13.06	.339	(a)	.730	1.069	.349	—	.349	13.78	8.25		346	1.77		1.77		2.50		1.84		2.43		25
2015(c)	13.78	.164	(a)	(.239)	(.075)	.175	—	.175	13.53	(.56	)††	325	1.78	†	1.78	†	2.40	†	1.85	†	2.33	†	15	††
Advisor Class
2013(b)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07	(6.74	)††	1.84		†	.84	†	3.45	†	.90	†	3.39	†	43
2014	13.07	.481	(a)	.715	1.196	.466	—	.466	13.80	9.24		2,698.66			.66		3.50		.73		3.43		25
2015(c)	13.80	.240	(a)	(.240)	.000	.240	—	.240	13.56	(.01	)††	2,520.68		†	.68	†	3.51	†	.75	†	3.44	†	15	††
Institutional Class
2013(b)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12	(6.39	)††	1.69		†	.69	†	3.60	†	.75	†	3.54	†	43
2014	13.12	.460	(a)	.736	1.196	.466	—	.466	13.85	9.21		1.66			.66		3.60		.73		3.53		25
2015(c)	13.85	.221	(a)	(.241)	(.020)	.240	—	.240	13.59	(.16	)††	1.67		†	.67	†	3.51	†	.74	†	3.44	†	15	††

112	113

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits***		Income		Expenses		Income		Rate
PENNSYLVANIA FUND
Class A
2010	$12.99	$.533		$ (.364)	$ .169	$.531	$.068	$.599	$12.56	1.24%		$38,601	1.01%		1.01%		4.07%		1.06%		4.02%		46%
2011	12.56	.534		.772	1.306	.536	—	.536	13.33	10.64		37,602	1.01		1.01		4.14		1.06		4.09		34
2012	13.33	.505		.490	.995	.530	.015	.545	13.78	7.56		40,210	1.01		1.01		3.69		1.06		3.64		33
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78	(3.77)		35,056	1.00		1.00		3.74		1.07		3.67		41
2014	12.78	.495	(a)	.723	1.218	.488	—	.488	13.51	9.65		36,354.99			.99		3.72		1.06		3.65		40
2015(c)	13.51	.247	(a)	(.172)	.075	.245	—	.245	13.34	.55	††	35,681.99		†	.99	†	3.69	†	1.06	†	3.62	†	26	††
Class B
2010	12.99	.479		(.398)	.081	.443	.068	.511	12.56	.56		961	1.71		1.71		3.37		1.76		3.32		46
2011	12.56	.536		.673	1.209	.449	—	.449	13.32	9.81		580	1.71		1.71		3.44		1.76		3.39		34
2012	13.32	.484		.423	.907	.442	.015	.457	13.77	6.88		438	1.71		1.71		2.99		1.76		2.94		33
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75	(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
2014	12.75	.383	(a)	.728	1.111	.401	—	.401	13.46	8.79		283	1.82		1.82		2.89		1.89		2.82		40
2015(c)	13.46	.189	(a)	(.178)	.011	.201	—	.201	13.27	.07	††	257	1.84	†	1.84	†	2.84	†	1.91	†	2.77	†	26	††
Advisor Class
2013(b)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77	(5.41	)††	1.85		†	.85	†	3.89	†	.92	†	3.82	†	41
2014	12.77	.527	(a)	.717	1.244	.504	—	.504	13.51	9.86		317.71			.71		3.93		.78		3.86		40
2015(c)	13.51	.265	(a)	(.177)	.088	.258	—	.258	13.34	.64	††	497.71		†	.71	†	3.97	†	.78	†	3.90	†	26	††
Institutional Class
2013(b)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79	(5.26	)††	1.70		†	.70	†	4.04	†	.77	†	3.97	†	41
2014	12.79	.496	(a)	.718	1.214	.504	—	.504	13.50	9.60		1.68			.68		4.03		.75		3.96		40
2015(c)	13.50	.251	(a)	(.173)	.078	.258	—	.258	13.32	.57	††	1.68		†	.68	†	4.00	†	.75	†	3.93	†	26	††
VIRGINIA FUND
Class A
2010	$12.96	$.496		$ (.327)	$ .169	$.489	—	$.489	$12.64	1.25%		$34,516	1.02%		1.02%		3.81%		1.07%		3.76%		24%
2011	12.64	.493		.759	1.252	.492	—	.492	13.40	10.11		36,247	1.01		1.01		3.80		1.06		3.75		34
2012	13.40	.453		.332	.785	.465	—	.465	13.72	5.92		41,169	1.01		1.01		3.32		1.06		3.27		19
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69	(4.38)		39,638	1.00		1.00		3.32		1.06		3.26		38
2014	12.69	.434	(a)	.724	1.158	.438	—	.438	13.41	9.23		40,448.99			.99		3.29		1.06		3.22		38
2015(c)	13.41	.216	(a)	(.257)	(.041)	.219	—	.219	13.15	(.32	)††	40,392.99		†	.99	†	3.27	†	1.06	†	3.20	†	18	††
Class B
2010	12.93	.419		(.342)	.077	.397	—	.397	12.61	.54		541	1.72		1.72		3.11		1.77		3.06		24
2011	12.61	.414		.746	1.160	.400	—	.400	13.37	9.35		417	1.71		1.71		3.10		1.76		3.05		34
2012	13.37	.374		.309	.683	.373	—	.373	13.68	5.15		288	1.71		1.71		2.62		1.76		2.57		19
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65	(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
2014	12.65	.322	(a)	.714	1.036	.346	—	.346	13.34	8.26		108	1.83		1.83		2.45		1.90		2.38		38
2015(c)	13.34	.156	(a)	(.263)	(.107)	.173	—	.173	13.06	(.81	)††	75	1.91	†	1.91	†	2.37	†	1.98	†	2.30	†	18	††
Advisor Class
2013(b)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66	(6.03	)††	1.85		†	.85	†	3.47	†	.91	†	3.41	†	38
2014	12.66	.450	(a)	.702	1.152	.442	—	.442	13.37	9.21		105.80			.80		3.40		.87		3.33		38
2015(c)	13.37	.222	(a)	(.260)	(.038)	.222	—	.222	13.11	(.30	)††	93.90		†	.90	†	3.36	†	.97	†	3.29	†	18	††
Institutional Class
2013(b)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72	(5.59	)††	1.70		†	.70	†	3.62	†	.76	†	3.56	†	38
2014	12.72	.441	(a)	.721	1.162	.442	—	.442	13.44	9.23		1.67			.67		3.61		.74		3.54		38
2015(c)	13.44	.220	(a)	(.258)	(.038)	.222	—	.222	13.18	(.29	)††	1.68		†	.68	†	3.58	†	.75	†	3.51	†	18	††

114	115

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized
††	Not annualized
(a)	Based on average shares outstanding during the period noted.
(b)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c)	For the period January 1, 2015 to June 30, 2015.
(d)	Prior to September 4, 2012, known as Tax Exempt Fund.
(e)	Prior to September 4, 2012, known as Tax Exempt Fund II.

116	See notes to financial statements

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2015, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2015, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2015

117

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement, including investment performance, reports with respect to brokerage and portfolio transactions, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders.

On April 16, 2015 (the “April Meeting”), the Independent Trustees met in person with senior management personnel of First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 21, 2015 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax

118

Exempt Fund. The state-specific funds are collectively referred to as the “Single State Tax Exempt Funds.”

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information regarding the compensation of FIMCO’s advisory personnel; FIMCO’s investment management process; FIMCO’s compliance program; the time and attention of FIMCO’s personnel devoted to the management of the Funds; FIMCO’s cybersecurity practices and related controls; and material pending, threatened or settled litigation involving FIMCO, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development,

119

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

enhanced sales and marketing efforts (including selling Fund shares through independent channels and increasing the size of the sales force), continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds, and improving the efficiency of back-office operations and services. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

120

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2015. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to

121

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it imposes relatively stringent limits on the ability of portfolio managers to invest in risky asset classes or employ aggressive techniques.

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that each Fund except for the Tax Exempt Income Fund, California Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund and New York Tax Exempt Fund fell within one of the top three quintiles for at least one of the total return performance periods provided by Lipper. In particular, the Board noted that: (i) the Tax Exempt Income Fund, New Jersey Tax Exempt Fund and New York Tax Exempt Fund fell within the fourth quintile for each of the 1-year period, 3-year period and 5-year period; (ii) the Tax Exempt Opportunities Fund, Michigan Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund fell within the top three quintiles for each of the 1-year period, 3-year period and 5-year period; (iii) the California Tax Exempt Fund fell within the fourth quintile for the 1-year period and 3-year period and the fifth quintile for the 5-year period; (iv) the Connecticut Tax Exempt Fund and Massachusetts Tax Exempt Fund fell within the top three quintiles for the 3-year period and 5-year period but performance for the 1-year period was outside of the top three quintiles; (v) the Minnesota Tax Exempt Fund fell within the fourth quintile for the 3-year period and 5-year period but within the fifth quintile for the 1-year period; (vi) the North Carolina Tax Exempt Fund fell within the third quintile for the 5-year period but was outside of the top three quintiles for the 1-year period and 3-year period; and (vii) the Oregon Tax Exempt Fund fell within the top three quintiles for the 3-year period and 5-year period, but performance for the 1-year period was outside of the top three quintiles.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund fell within one of the top two quintiles for each of the past five calendar years; (ii) the Connecticut, Massachusetts, Michigan, Minnesota, New York, North Carolina, Ohio, Pennsylvania and Virginia Tax Exempt Funds fell within one of the top three quintiles for each of the past five calendar years; (iii) the Tax Exempt Opportunities Fund fell within one of the top three quintiles for two of the past five calendar years; (iv) the New Jersey Tax Exempt Fund fell within one of the top three quintiles for three of the past five calendar years; and (v) the California and Oregon Tax Exempt Funds fell outside of the top three quintiles for each of the past five calendar years. The Board also considered management’s explanation that yield is a significant

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consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Lipper Peer Group, thereby making comparisons of limited value. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2016. In particular, the Board noted that the contractual and actual management fees for each Fund were outside of the top three quintiles of their respective Peer Groups. However, the Board also considered that FIMCO agreed at the May Meeting to voluntarily waive an additional 3 basis points of the management fee, effective July 1, 2015, for each of the Single State Tax Exempt Funds.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Lipper. In particular, the Board noted that the total expense ratio for each Fund (other than the Connecticut, Michigan and Oregon Funds, each of which did not have enough peers in its Peer Group for Lipper to determine quintiles, but each of which was above

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

the median total expense ratio for its Peer Group) was in the fifth quintile of their respective Peer Groups and the ratio of the sum of actual management and non-management fees for each Fund was in either the fourth or fifth quintile of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expenses ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2014, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call

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into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the fact that FIMCO may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned or losses incurred by ADM and the income received by FIC as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

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FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

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Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

127

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

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NOTES

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Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:		August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		August 27, 2015